Pilgrim High Total Return Fund
                        Pilgrim High Total Return Fund II
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 1-800-992-0180

                                January 25, 2001

Dear Shareholder:

     Your Board of Trustees has called a Special Meeting of Shareholders of the Pilgrim High Total Return Fund ("High Total Return Fund") and the Pilgrim High Total Return Fund II ("High Total Return Fund II") as applicable, each scheduled to be held at 2:00 p.m., local time, on February 23, 2001 at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The Board of Trustees has approved a reorganization of both of the High Total Return Fund and High Total Return Fund II into the Pilgrim High Yield Fund II ("High Yield Fund II"), which is managed by ING Pilgrim Investments, Inc. and is part of the Pilgrim Funds (each a "Reorganization," collectively, the "Reorganizations"). If approved by shareholders, you will become a shareholder of High Yield Fund II on the date that the Reorganizations occur. The High Yield Fund II has investment objectives and policies that are similar in many respects to those of the High Total Return Fund and the High Total Return Fund II, and the Reorganizations are expected to result in operating expenses that are lower for shareholders of the High Total Return Fund and High Total Return Fund II.

     You  are  being  asked  to  vote  to  approve   Agreements   and  Plans  of
Reorganization. The accompanying documents describe the proposed transactions and compare the policies and expenses of each of the funds for your evaluation.

     After careful consideration, the Board of Trustees of Pilgrim Mayflower Trust, on behalf of High Total Return Fund and High Total Return Fund II, unanimously approved this proposal and recommended shareholders vote "FOR" the proposal.

     A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN FEBRUARY 22, 2001.

     The High Total Return Fund and High Total Return Fund II are using Shareholder Communications Corporation, a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the meeting approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications Corporation reminding you to exercise your right to vote.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                   Sincerely,

                                   /s/ Robert W. Stallings

                                   Robert W. Stallings,
                                   President

                         Pilgrim High Total Return Fund
                        Pilgrim High Total Return Fund II
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                         PILGRIM HIGH TOTAL RETURN FUND
                        PILGRIM HIGH TOTAL RETURN FUND II
                         SCHEDULED ON FEBRUARY 23, 2001

To the Shareholders:

     A Special Meeting of Shareholders ("Special Meeting") of both the Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II is scheduled for February 23, 2001, at 2:00 p.m., local time, at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.

     At the Special Meeting, you will be asked to consider and approve the following:

     (1) Pilgrim High Total Return Fund only. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Pilgrim High Total Return Fund by the Pilgrim High Yield Fund II.

     (2) Pilgrim High Total Return Fund II only. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Pilgrim High Total Return Fund II by the Pilgrim High Yield Fund II; and

     (3) Both Funds. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

     Shareholders of record at the close of business on December 26, 2000, are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

                        By Order of the Board of Trustees

                        /s/ James M. Hennessy

                        James M. Hennessy,
                        Secretary

January 25, 2001

                                TABLE OF CONTENTS


INTRODUCTION.............................................................      1

SUMMARY..................................................................      2

INVESTMENT OBJECTIVES AND POLICIES.......................................      3

   Comparison of Investment Objectives and Strategies....................      3
   Comparison of Portfolio Characteristics...............................      5
   Relative Performance..................................................      6
   Performance of High Yield Fund II.....................................      7
   Comparison of Investment Techniques and Risks of the Funds............      9

COMPARISON OF FEES AND EXPENSES..........................................     11

   General Information...................................................     14

ADDITIONAL INFORMATION ABOUT PILGRIM HIGH YIELD FUND II..................     14

   Investment Personnel..................................................     14

INFORMATION ABOUT THE REORGANIZATIONS....................................     15

ADDITIONAL INFORMATION ABOUT THE FUNDS...................................     17

GENERAL INFORMATION ABOUT THE PROXY STATEMENT............................     19

   Solicitation of Proxies...............................................     19
   Voting Rights.........................................................     19
   Other Matters to Come Before the Special Meeting......................     20
   Shareholder Proposals.................................................     20
   Reports to Shareholders...............................................     20

APPENDIX A...............................................................    A-1

APPENDIX B...............................................................    B-1

APPENDIX C...............................................................    C-1

APPENDIX D...............................................................    D-1

APPENDIX E...............................................................    E-1

APPENDIX F...............................................................    F-1

APPENDIX G...............................................................    G-1

                           PROXY STATEMENT/PROSPECTUS
                  SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR

                                FEBRUARY 23, 2001

                         PILGRIM HIGH TOTAL RETURN FUND
                      (a series of Pilgrim Mayflower Trust)
                                     and the
                        PILGRIM HIGH TOTAL RETURN FUND II
                      (a series of Pilgrim Mayflower Trust)
                      Relating to the Reorganizations into

                           PILGRIM HIGH YIELD FUND II
                       (a series of Pilgrim Mutual Funds)
                   (COLLECTIVELY, THE "FUNDS", EACH A "FUND")

                                  INTRODUCTION

     This Proxy Statement/Prospectus provides you with information about the proposed transactions. These transactions involve the transfer of all the assets and liabilities of Pilgrim High Total Return Fund ("High Total Return Fund") and Pilgrim High Total Return Fund II ("High Total Return Fund II") (each a "Disappearing Fund," collectively, the "Disappearing Funds") to Pilgrim High Yield Fund II ("High Yield Fund II") in exchange for shares of the High Yield Fund II (each a "Reorganization," collectively, the "Reorganizations"). Each Disappearing Fund will then distribute to its shareholders their portion of the shares of High Yield Fund II it receives in the Reorganizations. The result will be a liquidation of each of the Disappearing Funds. You will receive shares of High Yield Fund II having an aggregate value equal to the aggregate value of the shares you hold of High Total Return Fund and/or High Total Return Fund II, as applicable, as of the close of business on the business day of the closing of the Reorganizations. You are being asked to vote on Agreements and Plans of Reorganization through which the transactions applicable to the Disappearing Fund(s) of which you are a shareholder will be accomplished.

     Because you, as a shareholder of one or both of the Disappearing Funds, are being asked to approve transactions that will result in your holding of shares of High Yield Fund II, this Proxy Statement also serves as a Prospectus for High Yield Fund II.

     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about High Yield Fund II that you should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the Prospectus (the "Pilgrim Prospectus") and the Statement of Additional Information ("SAI") for the Pilgrim Funds dated November 1, 2000, which may be obtained, without charge, by calling 1-800-992-0180. Each Fund also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report for the High Yield Fund II dated June 30, 2000, is incorporated herein by reference. You may receive a copy of the most recent annual report for any of the Funds and a copy of any more recent semi-annual report, without charge, by calling 1-800-992-0180. An SAI dated January 19, 2001, containing additional information about the Reorganizations and the parties thereto, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the SAI relating to the Reorganizations is available upon request and without charge by calling 1-800-992-0180.

     You can copy and review information about each Fund (including each SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Pilgrim Prospectus, and the Agreements and Plans of Reorganization, which are attached hereto as Appendix B and Appendix C.

     THE PROPOSED REORGANIZATIONS. On November 2, 2000, the Board of Trustees of High Total Return Fund and the High Total Return Fund II, approved an Agreement and Plan of Reorganization (each a "Reorganization Agreement," collectively, the "Reorganization Agreements"). Subject to shareholder approval, each Reorganization Agreement provides for:

     * the transfer of all of the assets of the Disappearing Fund to the High Yield Fund II, in exchange for shares of the High Yield Fund II;

     * the assumption by the High Yield Fund II of all of the liabilities of the applicable Disappearing Fund;

     * the distribution of High Yield Fund II shares to the shareholders of the applicable Disappearing Fund; and

     *    the complete liquidation of the applicable Disappearing Fund.

     The Reorganizations are expected to be effective upon the close of business on February 23, 2001, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganizations, each shareholder of Class A, Class B and Class C shares of the Disappearing Funds, will become a shareholder of the same Class of the High Yield Fund II. Each shareholder will hold, immediately after the Closing, shares of each Class of the High Yield Fund II having an aggregate value equal to the aggregate value of the shares of that same Class of the High Total Return Fund and/or the High Total Return Fund II held by that shareholder as of the close of business on the business day of the Closing.

     The Reorganizations are two of many reorganizations that are proposed among various Pilgrim Funds. The Pilgrim Funds complex has grown in recent years through the addition of many funds. Management of the Pilgrim Funds has proposed the consolidation of a number of Pilgrim Funds that they believe have similar or compatible investment policies. The proposed reorganizations are designed to reduce the overlap in funds in the complex, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. ING Pilgrim Investments, Inc. ("ING Pilgrim Investments") also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions.

     Information comparing the Funds follows. A few important points to note are:

     *    The Funds have investment  objectives and policies that are similar in
          certain  respects,   however,   certain   important   differences  are
          highlighted below.

     * High Yield Fund II seeks a high level of current income and capital growth, and the investment objectives of the Disappearing Funds are high income and capital appreciation. Each Fund seeks to achieve its investment objectives by investing in high yield, lower rated debt securities. However, High Yield Fund II currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase, while the High Total Return Fund and High Total Return Fund II have no such current intentions.

     * As a principal investment strategy, High Total Return Fund and High Total Return Fund II may hold debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

     * The proposed Reorganizations are expected to result in a reduction in net operating expenses for shareholders of the Disappearing Funds. For example, the operating expenses, expressed as a percentage of net asset value per share for Class A shares, are as follows:

          *    Expenses  of the High Total  Return  Fund  (based on the 12 month
               period ended June 30, 2000)(1):                             1.28%

          *    Expenses of the High Total  Return Fund II (based on the 12 month
               period ended June 30, 2000)(1):                             1.29%

          * Expenses of the High Yield Fund II before expense reimbursement from management (based on the 12 month period ended June 30,
               2000):                                                      1.39%

          * Expenses of the High Yield Fund II after expense reimbursement from management (based on the 12 month period ended June 30,
               2000):                                                      1.18%

          * Projected expenses of the High Yield Fund II before expense reimbursement from management after the Reorganizations (assuming that both Reorganizations are consummated) (PRO FORMA)(1): 1.23%

          * Projected expenses of the High Yield Fund II after expense reimbursement from management after the Reorganizations (assuming that both Reorganizations are consummated) (PRO FORMA)(1): 1.18%

----------
(1) Reflects contractual agreements effective July 26, 2000, to lower the advisory fees of each Disappearing Fund to 0.60% from a maximum rate of 0.75% for the period that the current advisory agreement is in effect.

     Approval of each Reorganization Agreement requires the affirmative vote of a majority of the outstanding shares of the applicable Disappearing Fund.

AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF HIGH TOTAL RETURN FUND AND HIGH TOTAL RETURN FUND II UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATIONS. THE BOARD RECOMMENDED THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATIONS.

                       INVESTMENT OBJECTIVES AND POLICIES

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

-----------------------------------------------------------------------------------------------------------------------------
                             HIGH TOTAL RETURN FUND         HIGH TOTAL RETURN FUND II           HIGH YIELD FUND II
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE   Seeks high income and capital     Seeks high income and capital       Seeks high level of current
                       appreciation.                     appreciation.                       income and capital growth.
-------------------------------------------------------------------------------------------------------------------------------
PRIMARY INVESTMENT     * Normally invests at least 65%   * Normally invests at least 65%     * Normally invests at least 65%
STRATEGIES               of its total assets in high       of its total assets in high         of its total assets in high
                         yield/high risk, lower rated      yield/high risk, lower rated        yield/high risk, lower rated
                         U.S. dollar-denominated debt      U.S. dollar-denominated debt        debt securities ("junk bonds")
                         securities ("junk bonds") of      securities ("junk bonds") of        and below investment grade
                         any maturity of U.S. and          any maturity of U.S. and            convertible securities
                         foreign issuers.                  foreign issuers.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                             HIGH TOTAL RETURN FUND         HIGH TOTAL RETURN FUND II           HIGH YIELD FUND II
-----------------------------------------------------------------------------------------------------------------------------
                       * May invest up to 35% of its      * May invest up to 35% of its      * May invest up to 35% of its
                         total assets in securities         total assets in securities         total assets in equity
                         denominated in foreign             denominated in foreign             securities of U.S. and foreign
                         currencies and up to 50% of        currencies and up to 50% of        companies, including
                         its assets in securities of        its assets in securities of        securities of companies in
                         foreign issuers, including 35%     foreign issuers, including 35%     emerging markets.
                         in emerging market debt.           in emerging market debt.

                       * Can invest up to 10%, and can    * Can invest up to 10%, and can    * Not restricted to investments
                         hold up to 25%, of its assets      hold up to 25%, of its assets      in companies of any particular
                         in securities rated below Caa      in securities rated below Caa      size, but currently intends to
                         by Moody's Investor Services,      by Moody's Investor Services,      invest principally in
                         Inc. ("Moody's") or CCC by         Inc. ("Moody's") or CCC by         companies with market
                         Standard & Poor's Rating           Standard & Poor's Rating           capitalization above $100
                         Services ("S&P"). Also may         Services ("S&P"). Also may         million, at the time of
                         hold debt securities that pay      hold debt securities that pay      purchase.
                         fixed, floating or adjustable      fixed, floating or adjustable
                         interest rates and may hold        interest rates and may hold
                         pay-in-kind securities and         pay-in-kind securities and
                         discount obligations,              discount obligations,
                         including zero coupon              including zero coupon
                         securities, and                    securities, and
                         mortgage-related or                mortgage-related or
                         asset-backed debt securities.      asset-backed debt securities.

                       * May also invest in equity or     * May also invest in equity or     * May also use options,
                         equity-related securities,         equity-related securities,         forwards, futures contracts
                         such as common stock,              such as common stock,              and interest rate and currency
                         preferred stock, convertible       preferred stock, convertible       swaps as hedging techniques or
                         securities and rights and          securities and rights and          to help seek the Fund's
                         warrants attached to debt          warrants attached to debt          investment objectives.
                         instruments.                       instruments.

                       * In selecting equity              * In selecting equity              * In selecting equity
                         securities, uses a "bottom-up"     securities, uses a "bottom-up"     securities, uses a "bottom-up"
                         analysis that focuses on           analysis that focuses on           analysis that focuses on
                         individual companies and           individual companies and           individual companies and
                         assesses the company's             assesses the company's             assesses the company's
                         valuation, financial               valuation, financial               valuation, financial
                         condition, management,             condition, management,             condition, management,
                         competitiveness, and other         competitiveness, and other         competitiveness, and other
                         factors.                           factors.                           factors.
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER     ING Pilgrim Investments**          ING Pilgrim Investments**          ING Pilgrim Investments*
-----------------------------------------------------------------------------------------------------------------------------
                       Edwin Schriver, Andy Mitchell      Edwin Schriver, Andy Mitchell      Edwin Schriver, Andy Mitchell
PORTFOLIO MANAGERS     and Russ Stiver***                 and Russ Stiver***                 and Russ Stiver***
-----------------------------------------------------------------------------------------------------------------------------

----------
* Prior to May 24, 1999, High Yield Fund II was managed by another investment adviser.
** Prior to April 30, 2000, the Disappearing Funds were managed by Pilgrim Advisors, Inc., formerly called Northstar Investment Management Corporation, which became affiliated with Pilgrim Investments in October, 1999, and merged into Pilgrim Investments on April 30, 2000.
*** Prior to October 2000, the Funds were managed by a different portfolio management team.

     As you can see from the chart above, the Funds have similar investment objectives and strategies.

COMPARISON OF PORTFOLIO CHARACTERISTICS

The following table compares certain characteristics of the portfolios of the Funds as of June 30, 2000.

                                       HIGH TOTAL                       HIGH TOTAL                         HIGH YIELD
                                       RETURN FUND                    RETURN FUND II                         FUND II
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                  $215,802,518                     $84,521,616                         $199,209,051
------------------------------------------------------------------------------------------------------------------------------------
Number of Holdings                                    95                              76                                   78
------------------------------------------------------------------------------------------------------------------------------------
Average Credit Quality                                 B                               B                                    B
------------------------------------------------------------------------------------------------------------------------------------
Average Remaining Maturity of
High Yield Securities                               7.46 years                      7.71 years                           7.36 years
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate(1)                         68.00%                          60.66%                              113.00%
------------------------------------------------------------------------------------------------------------------------------------
As a percentage of net
assets:
High Yield Debt Securities                         83.34%                          82.88%                               85.20%
Holdings in debt where
offering  was $100 million or
more                                               55.43%                          64.79%                               74.30%
Holdings in debt where
offering  was less than $100
million                                            27.91%                          18.09%                               10.90%
Convertible Securities                              1.33%                           1.50%                                0.00%
Foreign Securities                                  7.13%                           4.38%                               12.30%
Emerging Markets Debt                               2.59%                           1.78%                                2.48%
Equity Securities                                   7.76%                           7.98%                                4.94%
Short-Term Investments                              7.02%                           7.97%                               10.79%
------------------------------------------------------------------------------------------------------------------------------------
Top 5 Industries                 Cable and DBS -   13.04%         Communications -                 Communication -
(as a % of net asset)            Communications -  19.09%         Wireline -       16.15%          Wireline -           22.09%
                                 Broadcasting, Radio &            Cable and DBS -  18.06%          Cable & DBS -        11.23%
                                 Television -      10.25%         Communications -                 Communications -
                                 Food, Beverage and               Wireless -       11.98%          Wireless -            9.00%
                                 Tobacco -          8.86%         Food, Beverage and               Communications -
                                 Communications -                 Tobacco -        11.77%          Internet -            8.15%
                                 Internet -         7.33%         Communications -                 Food, Beverage,
                                                                  Internet -        6.13%          Tobacco -             6.81%
------------------------------------------------------------------------------------------------------------------------------------
Top 10 Holdings                  North Atlantic                   Nextel Communications,           Nextel Communications,
(as a % of net assets)           Trading Inc.-      6.48%         Inc. -            5.30%          Inc. -                2.78%
                                 Paxson Communications            Charter Communications           Versatel Telecommunications
                                 Corp. -            4.81%         Hldg. -           4.43%          Int'l -               2.48%
                                 Hurricane                        Crown Castle Int'l               ICG Services, Inc. -  2.37%
                                 Hydrocarbons -     3.58%         Corp. -           4.34%          Charter Communications
                                 NTL Communications               Fage Dairy                       Hldg. -               2.30%
                                 Corp. -            3.34%         Ind. SA -         4.09%          Fleming COS, Inc. -   2.26%
                                 Nextel Communications,           North Atlantic                   Fage Dairy Ind. SA -  2.24%
                                 Inc. -             3.31%         Trading, Inc. -   3.91%          Simmons Co. -         2.24%
                                 Capstar Broadcasting             Northeast Optic - 3.45%          Echostar Dbs Corp. -  2.21%
                                 Part, Inc. -       3.25%         NTL, Inc. -       3.12%          Penn National Gaming,
                                 Intracel -         2.92%         Star Choice                      Inc. -                2.19%
                                 Charter Communications           Communications -  3.09%          Alamosa Hldg. Inc. -  2.11%
                                 Hldgs. -           2.69%         NTL Communications
                                 Toms Foods, Inc. - 2.58%         Corp. -           3.06%
                                 Hollywood Casino                 Intracel -        2.56%
                                 Shreveport -       2.52%
------------------------------------------------------------------------------------------------------------------------------------

----------
(1)  For the twelve month period ended June 30, 2000.

     The following table compares the credit rating of the securities held by the Funds. Generally, the lower the rating, the greater the credit risk presented by an instrument (CC is the lowest rating shown and A is the highest). Normally, lower rated securities pay higher rates of interest. For the dates December 31, 1999 and June 30, 2000, the average weighted percentage of each Fund's assets invested in securities with the following ratings (based on month-end holdings) were as follows:

                    HIGH TOTAL RETURN FUND          HIGH TOTAL RETURN FUND II          HIGH YIELD FUND II
                    ----------------------          -------------------------          ------------------
S&P RATING          12/31/99       6/30/00          12/31/99          6/30/00          12/31/99   6/30/00
----------          --------       -------          --------          -------          --------   -------
A Rated                 --             --                --               --                --        --
BBB Rated               --             --                --               --                --        --
BB Rated              7.39%          6.19%            11.17%            6.35%             7.22%    11.30%
B Rated              44.80%         57.86%            64.37%           60.30%            71.82%    72.12%
CCC Rated            12.79%          6.74%             4.69%            8.24%            15.24%     8.54%
CC Rated                --             --                --               --                --        --
Unrated              35.02%         29.21%            19.77%           25.11%             5.72%     8.04%

RELATIVE PERFORMANCE

     The following table shows, for each calendar year since 1994 and the period January 1, 2000 to September 30, 2000, the average annual total return for: (a) Class A shares of the High Total Return Fund; (b) Class A shares of the High Total Return Fund II; (c) Class A shares of the High Yield Fund II; (d) the Lehman Brothers High Yield Bond Index; and (e) the First Boston High Yield Index. Performance of the Funds in the table does not reflect the deduction of sales loads, and would be lower if they did. The indices have an inherent performance advantage over the Funds since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.

                                                                         LEHMAN
 CALENDAR                HIGH TOTAL     HIGH TOTAL                    BROTHERS HIGH     FIRST BOSTON
YEAR/PERIOD               RETURN          RETURN       HIGH YIELD      YIELD BOND        HIGH YIELD
  ENDED                   FUND(2)       FUND II(3)     FUND II(4)       INDEX(5)          INDEX(6)
  -----                   -------       ----------     ----------       --------          --------
 12/31/94                  -8.57%           N/A            N/A           -1.01%             -0.98%
 12/31/95                  21.17%           N/A            N/A           19.17%             17.39%
 12/31/96                  15.70%           N/A            N/A           11.35%             12.42%
 12/31/97                  11.44%           N/A          21.05%          12.77%             12.63%
 12/31/98                  -7.96%         -2.93%          4.17%           1.87%              0.58%
 12/31/99                 -13.23%        -13.86%          6.12%           2.39%              3.28%
 1/1/00-9/30/00 (1)        -5.67%         -7.37%         -1.59%          -0.65%             -0.16%

----------
(1)  Not annualized.
(2) Prior to April 30, 2000, the High Total Return Fund was managed by Pilgrim Advisors, Inc., formerly called Northstar Investment Management Corporation, which became affiliated with Pilgrim Investments in October, 1999, and which merged with Pilgrim Investments on April 30, 2000.
(3) The High Total Return Fund II commenced operations on January 31, 1997. Prior to April 30, 2000, the High Total Return Fund II Fund was managed by Pilgrim Advisors, Inc., formerly called Northstar Investment Management Corporation, which became affiliated with Pilgrim Investments in October, 1999, and which merged with Pilgrim Investments on April 30, 2000.
(4) Institutional Class shares of the High Yield Fund II commenced operations on July 31, 1996. Classes A, B and C commenced operations on March 27, 1998. The figures shown for the years 1997 and 1998 provide performance for the Institutional Class shares of the Fund, revised to reflect the higher expenses of Class A shares. Prior to May 24, 1999, a different adviser managed the High Yield Fund II.
(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Disappearing Funds' portfolios.
(6) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the High Yield Fund II's portfolio.

     NOTE: CHANGE IN PORTFOLIO MANAGEMENT FOR ALL THE FUNDS: Effective October 2000, Edwin Schriver, Andy Mitchell and Russ Stiver assumed the day-to-day management of each of the Funds. Prior to that date, a different portfolio management team had been in place.

PERFORMANCE OF HIGH YIELD FUND II

     The bar chart and table that follow provide an indication of the risks of investing in High Yield Fund II by showing (on a calendar year basis) changes in the Fund's annual total return from year to year and by showing (on a calendar year basis) how the Fund's average annual returns for one year and since inception compare to those of the First Boston High Yield Index. The information in the bar chart is based on the performance of the Class A shares of the Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. The High Yield Fund II's past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. All indices are unmanaged.

CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)


   1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
   ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                          21.05%   4.17%   6.12%

----------
(1) During the period shown in the chart, the Fund's best quarterly performance was 8.30% for the quarter ended September 30, 1997, and the Fund's worst quarterly performance was -7.14% for the quarter ended September 30, 1998. The Fund's year-to-date return as of September 30, 2000 was -1.59%.
(2)  Prior to May 24, 1999, a different investment adviser managed the Fund.
(3) The figures shown for the year 1999 provide performance for Class A shares of the Fund. The figures shown for the years 1997 and 1998 provide performance for Institutional Class shares of the Fund, revised to reflect the higher expenses of Class A shares.

     The table below shows what the average annual total returns of the High Yield Fund II would equal if you averaged out actual performance over various lengths of time, compared to the First Boston High Yield Index, an unmanaged index. The First Boston High Yield Index has inherent performance advantages over the High Yield Fund II since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The High Yield Fund II's performance reflected in the table below assumes the deduction of the maximum sales charge in all cases.

      AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999

                                                                       SINCE
                                             1 YEAR     3 YEARS     INCEPTION(5)
                                             ------     -------     ------------
High Yield Fund II - Class A (1)              1.07%        N/A         -0.18%
High Yield Fund II - Class B (2)              0.53%        N/A         -0.06%
High Yield Fund II - Class C (3)              4.38%        N/A          1.97%
High Yield Fund II - Institutional Class      9.55%      11.61%        13.63%
First Boston High Yield Index (4)             3.28%        N/A          0.48%

----------
(1)  Reflects deduction of a sales charge of 4.75%.
(2) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.
(3)  Reflects deduction of deferred sales charge of 1% for the 1 year return.
(4) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the Fund's portfolio. Index return is for the period beginning March 31, 1998.
(5) Classes A, B and C commenced operations on March 27, 1998. Institutional Class commenced operations on July 31, 1996.

The table below shows the performance of the High Yield Fund II if sales charges are not reflected.

      AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1999

                                                                      SINCE
                                             1 YEAR     3 YEARS     INCEPTION
                                             ------     -------     ---------
High Yield Fund II - Class A                  6.12%        N/A         2.58%
High Yield Fund II - Class B                  5.53%        N/A         3.94%
High Yield Fund II - Class C                  5.38%        N/A         1.97%
High Yield Fund II - Institutional Class      9.55%      11.61%       13.63%

     For a discussion by the adviser regarding the performance of High Yield Fund II for the year ended June 30, 2000, see Appendix A to this Proxy Statement/Prospectus. Additional information about High Yield Fund II is included in Appendix D to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF THE FUNDS

     Because the Funds have investment objectives and policies that are similar, many of the risks of investing in the High Yield Fund II are similar to the risks of investing in the Disappearing Funds, although the Funds are subject to varying degrees of risk, as highlighted below. A principal risk of an investment in any of the Funds is that you may lose money on your investment. Each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment policies, portfolio management, and other factors affect such fluctuations.

     The following is a summary of the types of securities in which the Funds may invest and strategies the Funds may employ in pursuit of their investment objectives. As with any security, an investment in a Fund's shares involves certain risks, including loss of principal. The Funds are subject to varying degrees of financial, market and credit risk.

     HIGH YIELD SECURITIES. Each Fund invests principally in high yield/high risk, lower-rated securities (sometimes referred to as "junk bonds").
Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in investment grade debt securities, but they also typically entail greater potential for price volatility and principal and income risk. High yield securities are not considered investment grade and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments.

     High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of issuers and the credit worthiness of issuers may significantly affect the value of the bonds. Some of these securities may have a structure that makes their reactions to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, may be issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

     CREDIT RISK. Each Fund is subject to credit risk. The Funds could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Funds may be subject to more credit risk than other income mutual funds because they invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. Additionally, an issuer of a security may have a credit downgrade, which would negatively affect the price of the security. Securities with lower credit ratings are generally subject to greater fluctuations in value than are higher rated securities.

     CHANGES IN INTEREST RATES. Because each Fund invests in debt securities, the value of the Funds' investments may fall when interest rates rise. The Funds may be sensitive to changes in interest rates because they invest in debt securities with various maturities and durations. Generally, debt securities with longer durations tend to be more sensitive to changes in interest rates.

     PREPAYMENT RISK. Each Fund is subject to prepayment risk. The Funds may be sensitive to this risk because an issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

     EXTENSION RISK. Because each Fund invests in debt securities, each may be subject to extension risk. Slower than expected principal payments on a mortgage-backed or asset backed security may extend that security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

     INABILITY TO SELL SECURITIES. Each Fund may have some difficulty selling its portfolio securities, as high yield securities may be less liquid than higher quality investments. The Funds could lose money if they cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgement and may be more subjective than valuing securities using market quotes.

     EQUITY SECURITIES. Each Fund is subject to risks associated with investing in equity securities, including market risks, issuer risk (including credit risks), price volatility risks, and market trend risks. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Credit risk is the risk that an issuer may not be able to meet its financial obligations when due, including payments on outstanding debt. Market trend risk is the risk that the market may not favor the investment approach followed by each Fund, or may not favor equities at all. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

     FOREIGN SECURITIES. The High Yield Fund II may invest in high yield debt securities of both U.S. and foreign issuers. The High Yield Fund II may also invest up to 35% of its total assets in equity securities of U.S. and foreign issuers. The foreign issuers may be emerging countries. Each Disappearing Fund may invest up to 35% of its total assets in securities denominated in foreign currencies and up to 50% of its assets in securities of foreign issuers, including 35% of its assets in emerging market debt.

     Foreign investments may be riskier than U.S. investments for many reasons. There are certain risks in owning foreign securities, including those resulting from: (i) fluctuations in currency exchange rates; (ii) devaluation of currencies; (iii) political or economic developmental laws or restrictions; (iv) reduced availability of public information concerning issuers; (v) accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; and (vi) limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

     RISKS OF EMERGING MARKET INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

     RESTRICTED AND ILLIQUID SECURITIES. The High Yield Fund II may invest up to 15% of its net assets in illiquid securities, but has no percentage limit on restricted securities that are liquid. Each Disappearing Fund has a similar restriction. Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately the value at which it is carried. Illiquidity might prevent the sale of the security at a time when the adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liability. Further, the lack of an established secondary market may make it more difficult to value illiquid securities.

     Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. Restricted securities can be eligible for purchase without registration with the SEC by certain institutional investors known as "qualified institutional buyers" and could be treated as liquid. Restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

     USE OF DERIVATIVES. Generally, derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. The Funds may use options, futures contracts and interest rate and currency swaps as hedging techniques. Mortgage-backed securities in which the Funds may invest may be considered to be derivatives.

     A risk of using financial futures contracts for hedging purposes is that the adviser might imperfectly judge the market's direction, so that the hedge might not correlate to the market's movements and may be ineffective. Furthermore, if a Fund buys a futures contract to gain exposure to securities, the Fund is exposed to the risk of change in the value of the underlying securities and the futures contracts.

     CHANGE IN PORTFOLIO MANAGEMENT. The High Yield Fund II underwent a change in portfolio management in October 2000, at which time Edwin Schriver, Andy Mitchell and Andy Stiver assumed responsibility for the day-to-day management of the High Yield Fund II. Shareholders bear the risk that the new portfolio managers will not be able to sustain the High Yield Fund II's historical relative performance.

     PORTFOLIO TURNOVER. The High Yield Fund II may engage in frequent and active trading of portfolio securities to achieve its investment objectives. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

                         COMPARISON OF FEES AND EXPENSES

     The following describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of the High Yield Fund II, see "Appendix D: Additional Information Regarding the Pilgrim High Yield Fund II."

     TOTAL OPERATING EXPENSES. The operating expenses of Class A of the High Yield Fund II, expressed as a ratio of expenses to average daily net assets ("expense ratio"), are lower than those of the Disappearing Funds, after giving effect to the expense limitation agreement for the High Yield Fund II described below. For the 12 month period ending June 30, 2000, the expenses for Class A and Class B of the High Yield Fund II were 1.18% and 1.82%, respectively, lower than those of the same Classes of the High Total Return Fund and the High Total Return Fund II, after giving effect to the expense limitation agreement. Without the expense limitation agreement, the operating expenses of Classes A and B of Pilgrim High Yield Fund II would have been higher than those of the other Funds. Because Class C shares are new for High Yield Fund II, its estimated expenses are based on Class B expenses.

     EXPENSE LIMITATION ARRANGEMENTS. Expense limitation arrangements are in place for Pilgrim High Yield Fund II. Under the terms of the expense limitation agreement, ING Pilgrim Investments has agreed to limit the expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Pilgrim Investments within three years. The current expense limitation agreement for the High Yield Fund II provides that it will remain in effect through at least October 31, 2001. There can be no assurance that the expense limitation agreements will be continued after that date. There are no expense limitation agreements in place for the Disappearing Funds; however, the net expense ratios for the Disappearing Funds reflect contractual agreements effective July 26, 2000, to lower the advisory fee from maximum rates of 0.75% to 0.60% for the period that the current advisory agreement between the Disappearing Funds and ING Pilgrim Investments is in effect. There is no assurance that the agreement to lower expenses will be continued after that date. The expense limitations for Classes A, B and C shares of High Yield Fund II are 1.10%, 1.75% and 1.75%, respectively. This information and similar information is shown in the table below entitled "Annual Fund Operating Expenses."

     It is expected that the expense ratios of Pilgrim High Yield Fund II after the Reorganizations will be 1.23%, 1.88% and 1.88%, for Classes A, B and C, respectively, without taking into account any expense subsidies from management and extraordinary expenses.

     MANAGEMENT FEES. The High Yield Fund II pays a management fee of 0.60% of the Fund's average daily net assets; the High Total Return Fund pays a management fee of 0.60% on the first $1 billion, then 0.55% on the excess over

$1 billion; and the High Total Return Fund II pays a management fee of 0.60% pursuant to the July 26, 2000 contractual agreements.

     DISTRIBUTION AND SERVICE FEES. The distribution (12b-1) and service fees of Classes B and C of the Disappearing Funds are the same as those of the High Yield Fund II, and the distribution (12b-1) fees for Class A shares of the High Yield Fund II are 0.05% higher than those of the Disappearing Funds.

     EXPENSE TABLE. The current expenses of each of the Funds and estimated PRO FORMA expenses giving effect to the proposed Reorganizations are shown in the following table. Expenses for the Funds are based upon the operating expenses incurred by Classes A, B and C for the twelve month period ended June 30, 2000. PRO FORMA fees show estimated fees of the High Yield Fund II after giving effect to the proposed Reorganizations. PRO FORMA numbers are estimated in good faith and are hypothetical, and are adjusted for anticipated contractual changes.

                   ANNUAL FUND OPERATING EXPENSES (UNAUDITED)

        (Expenses that are deducted from fund assets, shown as a ratio of expenses to average daily net assets)(1)

                                                    DISTRIBUTION
                                                     (12B-1) AND
                                                     SHAREHOLDER                TOTAL FUND
                                      MANAGEMENT      SERVICING       OTHER      OPERATING    FEE WAIVER     NET FUND
                                         FEES          FEES(2)      EXPENSES     EXPENSES    BY ADVISER(3)   EXPENSES
                                         ----          -------      --------     --------    -------------   --------
CLASS A
High Total Return Fund                  0.60%           0.30%         0.38%        1.28%           --          1.28%
High Total Return Fund II               0.60%           0.30%         0.39%        1.29%           --          1.29%
High Yield Fund II                      0.60%           0.35%         0.44%        1.39%        -0.21%         1.18%
High Yield Fund II after
 Reorganizations (PRO FORMA)            0.60%           0.35%         0.28%        1.23%        -0.05%         1.18%

CLASS B
High Total Return Fund                  0.60%           1.00%         0.38%        1.98%           --          1.98%
High Total Return Fund II               0.60%           1.00%         0.39%        1.99%           --          1.99%
High Yield Fund II                      0.60%           1.00%         0.44%        2.04%        -0.21%         1.83%
High Yield Fund II after
 Reorganizations (PRO FORMA)            0.60%           1.00%         0.28%        1.88%        -0.05%         1.83%

CLASS C
High Total Return Fund                  0.60%           1.00%         0.38%        1.98%           --          1.98%
High Total Return Fund II               0.60%           1.00%         0.39%        1.99%           --          1.99%
High Yield Fund II                      0.60%           1.00%         0.44%        2.04%        -0.21%         1.83%
High Yield Fund II after
 Reorganizations (PRO FORMA)            0.60%           1.00%         0.28%        1.88%        -0.05%         1.83%

----------
(1) The fiscal year-end for the Disappearing Funds is October 31. The fiscal year-end for the High Yield Fund II is June 30. Expenses of the Funds are estimated based upon expenses incurred by each Fund for the 12 month period ended June 30, 2000, except, for the Disappearing Funds, the management fees shown reflect a contractual agreement effective July 26, 2000, to lower advisory fees of High Total Return Fund and High Total Return Fund II to 0.60% from a maximum rate of 0.75% for the period that the current advisory agreement is in effect. PRO FORMA expenses are adjusted for anticipated contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long-term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.
(3) ING Pilgrim Investments has entered into an expense limitation agreement with High Yield Fund II under which it will limit expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to 1.10%, 1.75% and 1.75% for Classes A, B and C, respectively. ING Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Pilgrim High Yield Fund II until October 31, 2001. There is no assurance that the expense limitation agreement will remain in effect after this date.

     Following the Reorganizations and in the ordinary course of business as a mutual fund, certain holdings of the Disappearing Funds that are transferred to the High Yield Fund II in connection with the Reorganizations may be sold. Such sales may result in increased transactional costs for the High Yield Fund II, and the realization of taxable gains or losses for the High Yield Fund II.

     EXAMPLES. The examples are intended to help you compare the cost of investing in each of the Funds and in the combined Fund on a PRO FORMA basis. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganizations for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown; your actual costs may be higher or lower.

                HIGH TOTAL RETURN FUND             HIGH TOTAL RETURN FUND II
         ----------------------------------   ----------------------------------
           1         3        5       10        1         3        5       10
          YEAR     YEARS    YEARS    YEARS     YEAR     YEARS    YEARS    YEARS
          ----     -----    -----    -----     ----     -----    -----    -----
Class A  $  599   $  862   $1,144   $1,947    $  600   $  865   $1,149   $1,958
Class B     701      921    1,268    2,126*      702      924    1,273    2,136*
Class C     301      621    1,068    2,306       302      624    1,073    2,317

                  HIGH YIELD FUND II           PRO FORMA: THE FUNDS COMBINED**
         -----------------------------------  ----------------------------------
           1         3        5       10        1         3        5       10
          YEAR     YEARS    YEARS    YEARS     YEAR     YEARS    YEARS    YEARS
          ----     -----    -----    -----     ----     -----    -----    -----
Class A  $  590   $  874   $1,180   $2,047    $  590   $  842   $1,114   $1,889
Class B     686      919    1,279    2,185*      686      886    1,211    2,027*
Class C     286      619    1,079    2,352       286      586    1,011    2,197

     You would pay the following expenses if you did not redeem your shares:

                HIGH TOTAL RETURN FUND             HIGH TOTAL RETURN FUND II
         -----------------------------------  ----------------------------------
           1         3        5       10        1         3        5       10
          YEAR     YEARS    YEARS    YEARS     YEAR     YEARS    YEARS    YEARS
          ----     -----    -----    -----     ----     -----    -----    -----
Class A  $  599   $  862   $1,144   $1,947    $  600   $  865   $1,149   $1,958
Class B     201      621    1,068    2,126*      202      624    1,073    2,136*
Class C     201      621    1,068    2,306       202      624    1,073    2,317

                  HIGH YIELD FUND II           PRO FORMA: THE FUNDS COMBINED**
         -----------------------------------  ----------------------------------
           1         3        5       10        1         3        5       10
          YEAR     YEARS    YEARS    YEARS     YEAR     YEARS    YEARS    YEARS
          ----     -----    -----    -----     ----     -----    -----    -----
Class A  $  590   $  874   $1,189   $2,047    $  590   $  842   $1,114   $1,889
Class B     186      619    1,079    2,185*      186      586    1,011    2,027*
Class C     186      619    1,079    2,352       186      586    1,011    2,197

----------
* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.
**   Estimated.

GENERAL INFORMATION

     Class A, Class B and Class C shares of the High Yield Fund II issued to a shareholder in connection with the Reorganizations will not be subject to an initial sales charge, but will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of High Total Return Fund or High Total Return Fund II held by that shareholder immediately prior to the Reorganizations.

     In addition, the period that the shareholder held shares of the Disappearing Funds will be included in the holding period of the High Yield Fund II shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of the High Yield Fund II issued to a shareholder in connection with the Reorganizations will convert to Class A shares eight years after the date that the Class B shares of the Disappearing Funds were purchased by the shareholder. Purchases of shares of the High Yield Fund II after the Reorganizations will be subject to the sales load structure described in the table below on new investments. This is the same sales load structure that is currently in effect for the Disappearing Funds.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                  CLASS A    CLASS B    CLASS C
                                                  -------    -------    -------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     4.75%(1)    None       None

Maximum deferred sales charge (load)  (as a
percentage of the lower of original  purchase
price or redemption proceeds)                     None(2)    5.00%(3)   1.00%(4)

----------
(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in Appendix D.
(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares:
     Initial Sales Charge Alternative" in Appendix D.
(3) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in Appendix D and "Deferred Sales Charges" in the Pilgrim Prospectus.
(4)  Imposed upon redemptions within 1 year from purchase.

     Neither the High Yield Fund II nor the Disappearing Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

             ADDITIONAL INFORMATION ABOUT PILGRIM HIGH YIELD FUND II

INVESTMENT PERSONNEL

     The  following   individuals  share   responsibility   for  the  day-to-day
management of the High Yield Fund II:

     * Edwin Schriver, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of the portfolio management team that manages High Yield Fund II since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an investment adviser and held various senior portfolio management positions.

     * Andy Mitchell, Vice President of ING Pilgrim, has served as Co-Portfolio Manager of the portfolio management team that manages High Yield Fund II since October 2000. Prior to joining ING Pilgrim in July 2000, Mr. Mitchell was a Senior Credit Analyst with Katonha

          Capital since March 2000. From March 1998 to March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.

     * Russ Stiver, Vice President of ING Pilgrim, has served as Co-Portfolio Manager of the portfolio management team that manages High Yield Fund II since October 2000. Prior to joining ING Pilgrim in May 2000, Mr. Stiver was Portfolio Manager (1996-2000) and Acting V.P. at Manulife Financial (1999-2000). From 1994 to 1996, Mr. Stiver analyzed investment grade, high yield and emerging market sovereign debt securities for Toronto-Dominion Bank.

                      INFORMATION ABOUT THE REORGANIZATIONS

     THE REORGANIZATION AGREEMENTS. The Reorganization Agreements provide for the transfer of all of the assets and liabilities of the Disappearing Funds to the High Yield Fund II in exchange for shares of the High Yield Fund II. The Disappearing Funds will distribute the shares of the High Yield Fund II received in the exchange to the shareholders of the Disappearing Funds and then each of the Disappearing Funds will be liquidated.

     After the Reorganizations, each shareholder of each of the Disappearing Funds will own shares in the High Yield Fund II having an aggregate value equal to the aggregate value of each respective Class of shares in either the High Total Return Fund or the High Total Return Fund II held by that shareholder as of the close of business on the business day of the Closing. Shareholders of each Class of shares of the Disappearing Funds will receive shares of the corresponding Class of the High Yield Fund II. In the interest of economy and convenience, shares of the High Yield Fund II generally will not be represented by physical certificates unless requested in writing.

     Until the Closing, shareholders of each of the Disappearing Funds will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by the High Yield Fund II for the redemption of its shares received by the shareholder in the Reorganizations.

     The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval of the shareholders of each of the Disappearing Funds. The Reorganization Agreements also require that all of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendices B and C to review the terms and conditions of the Reorganization Agreements.

     REASONS FOR THE REORGANIZATIONS. The Reorganizations are two of many reorganizations that are proposed among various Pilgrim Funds. The Pilgrim Funds complex has grown in recent years through the addition of many funds. Management of the Pilgrim Funds has proposed the consolidation of a number of the Pilgrim Funds that management believes have similar or compatible investment policies. The proposed reorganizations are designed to reduce the overlap in funds in the complex, thereby eliminating duplication of costs and other inefficiencies arising from having similar portfolios within the same fund group. ING Pilgrim Investments also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with a greater asset base. This is expected to achieve economies of scale for shareholders and may provide greater investment opportunities for the surviving funds or the potential to take larger portfolio positions.

     The proposed Reorganizations were presented to the Board of Trustees of the Pilgrim Mayflower Trust, on behalf of the Disappearing Funds, for consideration and approval at a meeting held on November 2, 2000. For the reasons discussed below, the Trustees, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Pilgrim
Mayflower Trust, determined that the interests of the shareholders of the Disappearing Funds will not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of the Disappearing Funds and their shareholders.

     The Reorganizations will allow the Disappearing Funds' shareholders to continue to participate in a professionally-managed portfolio which seeks to achieve an objective of appreciation or growth of capital and high current income. As shareholders of the High Yield Fund II, these shareholders will be able to exchange into other mutual funds in the group of Pilgrim Funds and ING Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the Pilgrim Funds and ING Funds and Classes available after the Reorganizations is contained in Appendix F.

     BOARD CONSIDERATIONS. The Board of Trustees of Pilgrim Mayflower Trust, on behalf of the Disappearing Funds, in recommending the proposed transactions, considered a number of factors, including the following:

     (1) the plans of management to reduce the overlap in funds in the Pilgrim Fund complex;

     (2) expense ratios and information regarding fees and expenses of the Disappearing Funds and the High Yield Fund II, including the expense limitation arrangements offered by ING Pilgrim Investments;

     (3) estimates that show that combining the Funds is expected to result in a lower expense ratio because of economies of scale expected to result from an increase in the asset size of the reorganized fund;

     (4)  whether  the  Reorganizations   would  dilute  the  interests  of  the
          Disappearing Funds' current shareholders;

     (5) the relative investment performance and risks of the High Yield Fund II as compared to the Disappearing Funds;

     (6) the similarity of the investment objectives, policies and restrictions of the High Yield Fund II with those of the Disappearing Funds;

     (7) the costs to be borne by High Total Return Fund, High Total Return Fund II, High Yield Fund II and ING Pilgrim Investments; and

     (8) the tax-free nature of the Reorganizations to the Disappearing Funds and their shareholders.

     The Board of Trustees also considered the future potential benefits to ING Pilgrim Investments in that its costs to limit the expenses of the High Yield Fund II are likely to be reduced if the Reorganizations are approved.

THE TRUSTEES OF PILGRIM MAYFLOWER TRUST, ON BEHALF OF HIGH TOTAL RETURN FUND AND HIGH TOTAL RETURN FUND II, RECOMMEND THAT SHAREHOLDERS APPROVE EACH OF THE REORGANIZATIONS WITH THE HIGH YIELD FUND II.

     TAX CONSIDERATIONS. The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders nor the High Yield Fund II are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements. As a condition to the Closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

     Immediately prior to the Reorganizations, each Disappearing Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all that Disappearing Funds' investment company taxable income for taxable years ending on or prior to the Reorganizations (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Disappearing Funds' shareholders.

     As of October 31, 2000, the High Total Return Fund and High Total Return Fund II had accumulated capital loss carryforwards of approximately $180,005,963 and $76,588,021, respectively. As of June 30, 2000, the High Yield Fund II had accumulated capital loss carryforwards of approximately $53,015,332. After the Reorganizations, the losses of the High Yield Fund II generally will be available to the High Yield Fund II to offset its capital gains, although a portion of the amount of these losses which may offset the High Yield Fund II's capital gains in any given year will be limited due to previous reorganizations and to these Reorganizations. Also, after the Reorganizations, the losses of the Disappearing Funds will be available to the High Yield Fund II to offset its capital gains, although a portion of the amount of those losses which may offset the High Yield Fund II's capital gains in any given year will be limited. As a result of this limitation, it is possible that the High Yield Fund II may not be able to use its losses as rapidly as it might have had the Reorganizations not occurred, and part of these losses may not be useable at all. The ability of the High Yield Fund II to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-Reorganization shareholders of each relevant Fund. After the Reorganizations, however, these benefits will inure to the benefit of all post-Reorganization shareholders of the High Yield Fund II.

     EXPENSES OF THE REORGANIZATIONS. ING Pilgrim Investments will bear half of the cost of the Reorganizations. The Funds will bear the other half of the expenses relating to the proposed Reorganizations, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. Of the Reorganization expenses allocated to the Funds, each Fund will bear a ratable portion based on their relative net asset values immediately before Closing.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     FORM OF ORGANIZATION. Each of the Disappearing Funds is a series of the Pilgrim Mayflower Trust, which is a Massachusetts business trust. The High Yield Fund II is a series of Pilgrim Mutual Funds, which is a Delaware business trust. Both the Pilgrim Mayflower Trust and Pilgrim Mutual Funds are governed by an eleven-member Boards of Trustees. The eleven Trustees of the Pilgrim Mayflower Trust also serve on the Board of Pilgrim Mutual Funds.

     DISTRIBUTOR. ING Pilgrim Securities, Inc. (the "Distributor"), whose address is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, is the principal distributor for each of the Funds. The High Yield Fund II also offers Class Q and Class T shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share Classes by calling (800) 992-0180.

     DIVIDENDS AND OTHER DISTRIBUTIONS. Each of the Funds pays dividends from net investment income and net capital gains, if any, on a monthly basis. Dividends and distributions of each of the Funds are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

     If a Reorganization Agreement is approved by a Disappearing Funds' shareholders, then as soon as practicable before the Closing, each Disappearing Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

     CAPITALIZATION. The following tables show on an unaudited basis the capitalization of each of the Funds as of June 30, 2000, and on a PRO FORMA basis as of June 30, 2000, giving effect to the Reorganizations. The first table presents this information assuming that the Reorganizations with both the High Total Return Fund and the High Total Return Fund II are consummated. The second table presents the capitalization of each Fund assuming that the Reorganization with the High Total Return Fund into the High Yield Fund II is consummated, but not the Reorganization with the High Total Return Fund II. The third table presents the capitalization of each Fund assuming that the Reorganization with the High Total Return Fund II into the High Yield Fund II is consummated, but not the Reorganization with the High Total Return Fund. The second and third tables are presented in the event one of the Reorganizations is not consummated, which could occur if the Reorganization is cancelled or because shareholders do not approve it.

TABLE I: PROPOSED REORGANIZATIONS OF BOTH HIGH TOTAL RETURN FUND AND HIGH TOTAL
         RETURN FUND II INTO HIGH YIELD FUND II

                                                                    NET ASSET          SHARES
                                                 NET ASSETS      VALUE PER SHARE    OUTSTANDING
                                                 ----------      ---------------    -----------
HIGH TOTAL RETURN FUND
Class A                                        $  49,085,570         $  2.79         17,562,989
Class B                                        $ 147,278,587         $  2.79         52,780,903
Class C                                        $  19,438,361         $  2.81          6,926,049

HIGH TOTAL RETURN FUND II
Class A                                        $  10,478,777         $  3.44          3,048,419
Class B                                        $  61,147,391         $  3.44         17,790,255
Class C                                        $  12,895,448         $  3.44          3,747,530

HIGH YIELD FUND II
Class A                                        $  34,415,080         $ 10.80          3,185,343
Class B                                        $ 103,246,586         $ 10.81          9,547,339
Class C                                        $  23,323,984         $ 10.81          2,156,686
Class Q                                        $   6,881,569         $ 10.82            635,888
Class T                                        $  31,341,832         $ 10.81          2,899,430

PRO FORMA -- HIGH YIELD FUND II INCLUDING HIGH
TOTAL RETURN FUND AND HIGH TOTAL RETURN FUND II
Class A                                        $  93,979,427         $ 10.80          8,701,799
Class B                                        $ 311,672,564         $ 10.81         28,831,875
Class C                                        $  55,657,793         $ 10.81          5,148,732
Class Q                                        $   6,881,569         $ 10.82            635,888
Class T                                        $  31,341,832         $ 10.81          2,899,430

TABLE II: PROPOSED REORGANIZATION OF HIGH TOTAL RETURN FUND INTO HIGH YIELD FUND
          II (ASSUMES THAT THE REORGANIZATION WITH THE HIGH TOTAL RETURN FUND II DOES NOT OCCUR)

                                                                    NET ASSET          SHARES
                                                 NET ASSETS      VALUE PER SHARE    OUTSTANDING
                                                 ----------      ---------------    -----------
HIGH TOTAL RETURN FUND
Class A                                        $  10,478,777         $  3.44          3,048,419
Class B                                        $  61,147,391         $  3.44         17,790,255
Class C                                        $  12,895,448         $  3.44          3,747,530

HIGH YIELD FUND II
Class A                                        $  34,415,080         $ 10.80          3,185,343
Class B                                        $ 103,246,586         $ 10.81          9,547,339
Class C                                        $  23,323,984         $ 10.81          2,156,686
Class Q                                        $   6,881,569         $ 10.82            635,888
Class T                                        $  31,341,832         $ 10.81          2,899,430

PRO FORMA -- HIGH YIELD FUND II INCLUDING
HIGH TOTAL RETURN FUND
Class A                                        $  44,893,857         $ 10.80          4,156,839
Class B                                        $ 164,393,977         $ 10.81         15,207,583
Class C                                        $  36,219,432         $ 10.81          3,350,549
Class Q                                        $   6,881,569         $ 10.82            635,888
Class T                                        $  31,341,832         $ 10.81          2,899,430

TABLE III: PROPOSED REORGANIZATION  OF HIGH TOTAL RETURN FUND II INTO HIGH YIELD
           FUND II (ASSUMES THAT THE REORGANIZATION WITH THE HIGH TOTAL RETURN FUND DOES NOT OCCUR)

                                                                    NET ASSET          SHARES
                                                 NET ASSETS      VALUE PER SHARE    OUTSTANDING
                                                 ----------      ---------------    -----------
HIGH TOTAL RETURN FUND
Class A                                        $  49,085,570         $  2.79         17,562,989
Class B                                        $ 147,278,587         $  2.79         52,780,903
Class C                                        $  19,438,361         $  2.81          6,926,049

HIGH YIELD FUND II
Class A                                        $  34,415,080         $ 10.80          3,185,343
Class B                                        $ 103,246,586         $ 10.81          9,547,339
Class C                                        $  23,323,984         $ 10.81          2,156,686
Class Q                                        $   6,881,569         $ 10.82            635,888
Class T                                        $  31,341,832         $ 10.81          2,899,430

PRO FORMA -- HIGH YIELD FUND II INCLUDING
HIGH TOTAL RETURN FUND II
Class A                                        $  83,500,650         $ 10.80          7,731,542
Class B                                        $ 250,525,173         $ 10.81         23,175,317
Class C                                        $  42,762,345         $ 10.81          3,955,814
Class Q                                        $   6,881,569         $ 10.82            635,888
Class T                                        $  31,341,832         $ 10.81          2,899,430

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement with its enclosures on or about January 25, 2001. Shareholders of the Disappearing Funds whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Pilgrim Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication. Pilgrim Mayflower Trust, on behalf of the Disappearing Funds, has retained Shareholder Communications Corporation, a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Shareholders of the Disappearing Funds may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

     A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the High Total Return Fund or the High Total Return Fund II, as applicable, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Trustees of the Pilgrim Mayflower Trust that may be presented at the Special Meeting.

VOTING RIGHTS

     Shareholders of the Disappearing Funds are entitled to one vote for each whole share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote.

     Shareholders of the Disappearing Funds at the close of business on December 26, 2000 (the "Record Date") will be entitled to be present and give voting instructions for the High Total Return Fund or the High Total Return Fund II, as applicable, at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 59,906,356 shares of the High Total Return Fund were outstanding and entitled to vote and 20,407,381 shares of the High Total Return Fund II were outstanding and entitled to vote.

     Approval of a Reorganization requires the affirmative vote of a majority of the outstanding shares of the pertinent Disappearing Fund. In the event that the shareholders of only one of these Funds approve the Reorganization, that particular Fund whose shareholders approved the Reorganization could be reorganized into the High Yield Fund II. The Fund not approving the Reorganization may continue to operate as a separate entity.

     The holders of a majority of the outstanding shares shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the Special Meeting from time to time until a quorum is present.

     If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganizations.

     The Disappearing Funds expect that, before the Special Meeting, broker-dealer firms holding shares of the Disappearing Funds in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, the Funds understand that broker-dealers that are members of the New York Stock Exchange may vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners under the rules of the New York Stock Exchange.

     To the knowledge of Pilgrim Mayflower Trust, as of November 1, 2000, no current Trustee owned 1% or more of the outstanding shares of High Total Return Fund, and the officers and Trustees owned, as a group, less than 1% of the shares of High Total Return Fund.

     To the knowledge of Pilgrim Mayflower Trust, as of November 1, 2000, no current Trustee, owned 1% or more of the outstanding shares of High Total Return Fund II, and the officers and Trustees owned, as a group, less than 1% of the shares of High Total Return Fund II.

     Appendix G hereto lists the persons that, as of January 1, 2001, owned beneficially or of record 5% or more of the outstanding shares of any class of the Disappearing Funds or High Yield Fund II.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     The Pilgrim Mayflower Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     The Pilgrim Mayflower Trust is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Disappearing Funds' management. Therefore it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

     ING Pilgrim Investments will furnish, without charge, a copy of the most recent Annual Report regarding any of the Funds, and the most recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed to Pilgrim at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258 or at 1-800-992-0180.

IN ORDER THAT THE PRESENCE OF A QUORUM AT THE MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                             /s/ James M. Hennessy

                             James M. Hennessy,
                             Secretary

January 25, 2001
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

                                                                      APPENDIX A

     Set forth below is an excerpt from Pilgrim High Yield Fund II's Annual Report, dated June 30, 2000, regarding the Fund's performance.

MANAGEMENT TEAM: Kevin Mathews, Senior Vice President & Senior Portfolio Manager, Charles Ullerich, Vice President & Portfolio Manager

GOALS: Pilgrim High Yield Fund II (the "Fund" or "High Yield II") seeks to provide a high level of current income and capital growth by investing in high yield debt securities.

MARKET OVERVIEW: The first half of 2000 was better than the second half of 1999, but not by much. The negative returns of 1999 were succeeded by flat returns in 2000. High yield bond prices continued to decline in the first half of 2000 but when combined with coupon income, total returns on the sector came close to zero.

Federal Open Market Committee ("FOMC") policy continued the tightening bias of 1999 with further interest rate increases in the first half of 2000. After raising the Federal Reserve Bank Funds target rate from 5% to 5.5% to 6.5% in the second half of 1999, the FOMC raised rates from 5.5% to 6.5% in the first half of 2000. The FOMC continues to be concerned that the domestic economy is growing too quickly and that the result might be increased inflation. Much of the price behavior in the high yield market can be directly attributed to participants' fear that the Federal Reserve Bank will over-tighten, pushing the economy into a recession.

Through the year ended June 30, 2000, the ten-year Treasury yield was basically unchanged yielding just below 6% at the beginning of the period and just above 6% at the end of the period. High yield bonds, reflecting the increased risk premium demanded by the market, rose in yield, falling in price over the same time period. Spreads remained virtually unchanged from the beginning to the end of the second half of 1999, but widened by 100 to 125 basis points on most of the major high yield indices in the half of 2000. This activity reflected the fear of recession as well as rising default rates, declining recovery rates, and weak technical conditions resulting from mutual fund net redemptions. Mutual fund outflows totaled in excess of $6 billion in the first half of 2000, although trends have been more positive in the latter half with sales outpacing redemptions.

In the first half of 2000 trends from the second half of 1999 continued as higher rated issues outperformed lower rated issues. In order of performance for 2000, Double-B issues ranked first followed by Single-B and at the bottom Triple-C and lower rated issues. These results are to be expected with the increased level of investor sensitivity to economic conditions. Concerns about the market did not seem to significantly slow new issuance. First half of 2000 issuances totaled $27 billion, down only marginally from the $35 billion total from the second half of 1999. This is a positive sign as there is still buyer demand for quality issues, even in a slow and cautious market.

PERFORMANCE: For the one year ended June 30, 2000, the Fund's Class A shares, excluding sales charges, provided a total return of 3.96% compared to the Lehman Brothers High Yield Bond Index, which declined 1.02%, and the First Boston High Yield Index, which declined 0.40% for the same period.

PORTFOLIO SPECIFICS: The Fund outperformed due to a large concentration in the Communications sector. The best performing credits were those on the leading edge of telecommunication technology including providers of digital subscriber lines, wireless voice and internet/data connectivity, and firms that provide access technology for internet data sites. Equally important has been the avoidance of sectors that have significantly underperformed the market including Healthcare, Food & Drug, and Retail credits.

Portfolio cash levels have risen recently as we expect the market to provide attractive buying opportunities in the latter part of the second half of 2000. We will take the opportunity, early in the second half of 2000, to review our Telecommunications exposure, possibly looking for a reduction in weighting, and to consider sectors that have dramatically underperformed the high yield market during the last 12 to 18 months as possible buy candidates.

Credit quality has played a role in performance the last twelve months. Double-B issues have significantly outperformed the market while Triple-C's have underperformed. The Fund's average credit quality weighting of Single-B has slightly helped the portfolio, providing a return close to the market averages. Overall, the Fund's management feels the credit quality of the portfolio is good and positioned for outperformance in the second half of 2000.

MARKET OUTLOOK: Our outlook is cautious as we continue to witness an FOMC that has a bias to tighten monetary policy. The danger of recession is real as the Federal Reserve Bank typically creates a soft-landing, or a slowing of economic growth and inflation without a recession, about 50% of the time once they begin tightening. When they create a recession, the results can be problematic for high yield bonds. We have also taken note of the increasingly tough stance taken by banks and other lenders on not being willing to waive covenant violations. This causes high yield credits to get into trouble faster as there is less forbearance on the part of senior bank lenders. Finally, the high yield market itself is less forgiving. Quality names will snap back with the market, marginal credits will eventually recover if investors wait, but weak issuers are given no benefit of the doubt. Weak issues can not hide behind general market trends. Given this, it becomes obvious it is a credit pickers market. Diligence in the credit review and monitoring process has become key to maintaining returns above the benchmark averages.

                                                              3/27/98       6/98       6/99    6/30/00
                                                              -------       ----       ----    -------
Pilgrim High Yield Fund II Class A With Sales Charge           10,000      9,693      9,779     10,193
Pilgrim High Yield Fund II Class A Without Sales Charge        10,000     10,174     10,265     10,699
Lehman Brothers High Yield Index                               10,000     10,110     10,072      9,969

                      AVERAGE ANNUAL TOTAL RETURNS FOR THE
                           PERIODS ENDED JUNE 30, 2000

                                                             SINCE INCEPTION     SINCE INCEPTION
                                                  1 YEAR         3/27/98             3/31/00
                                                  ------         -------             -------
Including Sales Charge:
 Class A (1)                                      -0.18%           0.85%                 --
 Class B (2)                                      -1.72%           1.33%                 --
 Class C (3)                                       2.28%           2.44%                 --
 Class T (4)                                         --              --               -4.49%
Excluding Sales Charge:
 Class A                                           3.96%           3.03%                 --
 Class B                                           3.28%           2.44%                 --
 Class C                                           3.28%           2.44%                 --
 Class T                                             --              --               -0.49%
Lehman Brothers High Yield Bond Index(5)          -1.02%          -0.14%(6)            1.15%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim High Yield II Fund against the Lehman Brothers High Yield Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fee and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no deferral to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

     (1)  Reflects deduction of the maximum Class A sales charge of 4.75%

     (2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

     (3) Reflects deduction of the Class C deferred sales charge of 1.00% for the 1-year return.

     (4)  Reflects deduction of the Class C deferred sales charge of 4.00%.

     (5)  The  Lehman   Brothers   High  Yield  Bond  Index  is   comprised   of
          non-investment grade bonds with maturities between seven to ten years.

     (6)  Since inception performance for index is shown from 04/01/98.

PRINCIPAL RISK FACTOR(S): Exposure to financial, market and interest rate risks. Higher yields reflect the higher credit risks associated with certain lower rated securities in the Fund's portfolio and in some cases, the lower market price for those instruments. Up to 35% of total assets may be invested in foreign securities. International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 2nd day of November, 2000, by and between Pilgrim Mutual Funds, a Delaware business trust (the "Pilgrim Trust") with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, the Pilgrim High Yield Fund II (the "Acquiring Fund"), and Pilgrim Mayflower Trust, a Massachusetts business trust (the "Mayflower Trust"), with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, the Pilgrim High Total Return Fund (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of beneficial interest (no par value) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Pilgrim Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the Mayflower Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset Value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset Value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with
Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B and Class C Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

     1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.2. The net asset value of a Class A, Class B and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3. The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be February 23, 2001, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2. The Acquired Fund shall direct State Street, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), shall direct the Custodian to deliver as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B and Class C shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the Value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Mayflower Trust, the Mayflower Trust on behalf of the Acquired Fund represents and warrants to the Pilgrim Trust as follows:

     (a) The Acquired Fund is duly organized as a series of the Mayflower Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Mayflower Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Mayflower Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Mayflower Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Mayflower Trust on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the ING Trust on behalf of the Acquired Fund is a party or by which it is bound;

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Pilgrim Trust on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business. The Mayflower Trust on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Fund at October 31, 2000 have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since October 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset Value per share of the Acquired Fund due to declines in market Values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Mayflower Trust (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could, under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Mayflower Trust on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Pilgrim Trust, the Pilgrim Trust, on behalf of the Acquiring Fund, represents and warrants to the Mayflower Trust as follows:

     (a) The Acquiring Fund is duly organized as a series of the Pilgrim Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Pilgrim Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Pilgrim Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Pilgrim Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Pilgrim Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Pilgrim Trust on behalf of the Acquiring Fund, is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Mayflower Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Pilgrim Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Pilgrim Trust on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at June 30, 2000 have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year that includes the Closing Date) the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Pilgrim Trust on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Pilgrim Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

     (o) The information to be furnished by the Pilgrim Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A, Class B and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B and Class C Acquiring Fund Shares received at the Closing.

     5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9. The Mayflower Trust, on behalf of the Acquired Fund, covenants that the Mayflower Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Pilgrim Trust, on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Mayflower Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Pilgrim Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

     5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Mayflower Trust on behalf of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Mayflower Trust's election, to the performance by the Pilgrim Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Pilgrim Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Pilgrim Trust shall have delivered to the Mayflower Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Mayflower Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Pilgrim Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Mayflower Trust shall reasonably request;

     6.3. The Pilgrim Trust on behalf of the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Pilgrim Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Pilgrim Trust, on behalf of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Pilgrim Trust's election, to the performance by the Mayflower Trust on behalf of the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Mayflower Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Mayflower Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Mayflower Trust;

     7.3. The Mayflower Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Pilgrim Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Mayflower Trust on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Pilgrim Trust shall reasonably request;

     7.4. The Mayflower Trust on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Mayflower Trust on behalf of the Acquired Fund, on or before the Closing Date;

     7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Mayflower Trust, on behalf of the Acquired Fund, or the Pilgrim Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Mayflower Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Pilgrim Trust nor the Mayflower Trust may waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Pilgrim Trust or the Mayflower Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The parties shall have received the opinion of Dechert addressed to the Mayflower Trust and the Pilgrim Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Pilgrim Trust and the Mayflower Trust. Notwithstanding anything herein to the contrary, neither the Pilgrim Trust nor the Mayflower Trust may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1. The Pilgrim Trust on behalf of the Acquiring Fund and the Mayflower Trust on behalf of the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Funds, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. The Pilgrim Trust and the Mayflower Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Mayflower Trust or the Board of Trustees of the Pilgrim Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Mayflower Trust and the Pilgrim Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Mayflower Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B and Class C Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Pilgrim Trust or to the Mayflower Trust, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, attn: James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Pilgrim Trust or Mayflower Trust personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Pilgrim Trust or Mayflower Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each party as provided in the Declaration of Trust of each party.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                   PILGRIM MUTUAL FUNDS on behalf of its
Attest:                            PILGRIM HIGH YIELD FUND II series

__________________________         By:__________________________________________
Secretary
                                   Its:_________________________________________


                                   PILGRIM MAYFLOWER TRUST on behalf of its
Attest:                            PILGRIM HIGH TOTAL RETURN FUND series

__________________________         By:__________________________________________
Secretary
                                   Its:_________________________________________

                                                                      APPENDIX C

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 2nd day of November, 2000, by and between Pilgrim Mutual Funds, a Delaware business trust (the "Pilgrim Trust") with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, the Pilgrim High Yield Fund II (the "Acquiring Fund"), and Pilgrim Mayflower Trust, a Massachusetts business trust (the "Mayflower Trust"), with its principal place of business at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, on behalf of its series, the Pilgrim High Total Return Fund II (the "Acquired Fund").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of beneficial interest (no par value) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Pilgrim Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the Mayflower Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1, (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset Value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset Value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with
Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B and Class C Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

     1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.2. The net asset value of a Class A, Class B and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3. The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be February 23, 2001, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2. The Acquired Fund shall direct State Street, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), shall direct the Custodian to deliver as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B and Class C shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the Value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Mayflower Trust, the Mayflower Trust on behalf of the Acquired Fund represents and warrants to the Pilgrim Trust as follows:

     (a) The Acquired Fund is duly organized as a series of the Mayflower Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Mayflower Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Mayflower Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Mayflower Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Mayflower Trust on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Mayflower Trust on behalf of the Acquired Fund is a party or by which it is bound;

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Pilgrim Trust on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business. The Mayflower Trust on behalf of the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Fund at October 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since October 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset Value per share of the Acquired Fund due to declines in market Values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Mayflower Trust (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could, under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Mayflower Trust on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Pilgrim Trust, the Pilgrim Trust, on behalf of the Acquiring Fund, represents and warrants to the Mayflower Trust as follows:

     (a) The Acquiring Fund is duly organized as a series of the Pilgrim Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Pilgrim Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Pilgrim Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Pilgrim Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Pilgrim Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Pilgrim Trust on behalf of the Acquiring Fund, is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Mayflower Trust on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Pilgrim Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Pilgrim Trust on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Fund at June 30, 2000, have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset Value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation (including the taxable year that includes the Closing Date) the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Pilgrim Trust on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Pilgrim Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

     (o) The information to be furnished by the Pilgrim Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A, Class B and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B and Class C Acquiring Fund Shares received at the Closing.

     5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9. The Mayflower Trust, on behalf of the Acquired Fund, covenants that the Mayflower Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Pilgrim Trust on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Mayflower Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Pilgrim Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

     5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Mayflower Trust on behalf of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Mayflower Trust's election, to the performance by the Pilgrim Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Pilgrim Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Pilgrim Trust shall have delivered to the Mayflower Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Mayflower Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Pilgrim Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Mayflower Trust shall reasonably request;

     6.3. The Pilgrim Trust on behalf of the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Pilgrim Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Pilgrim Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Pilgrim Trust's election, to the performance by the Mayflower Trust on behalf of the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Mayflower Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Mayflower Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Mayflower Trust;

     7.3. The Mayflower Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Pilgrim Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Mayflower Trust on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Pilgrim Trust shall reasonably request;

     7.4. The Mayflower Trust on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Mayflower Trust on behalf of the Acquired Fund, on or before the Closing Date;

     7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Mayflower Trust, on behalf of the Acquired Fund, or the Pilgrim Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Mayflower Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Pilgrim Trust nor the Mayflower Trust may waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Pilgrim Trust or the Mayflower Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The parties shall have received the opinion of Dechert addressed to the Mayflower Trust and the Pilgrim Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Pilgrim Trust and the Mayflower Trust. Notwithstanding anything herein to the contrary, neither the Pilgrim Trust nor the Mayflower Trust may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1. The Pilgrim Trust on behalf of the Acquiring Fund and the Mayflower Trust on behalf of the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Funds, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and Acquiring Fund as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. The Pilgrim Trust and the Mayflower Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Mayflower Trust or the Board of Trustees of the Pilgrim Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Mayflower Trust and the Pilgrim Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Mayflower Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B and Class C Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Pilgrim Trust or to the Mayflower Trust, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, attn: James M. Hennessy, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Pilgrim Trust or Mayflower Trust personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Pilgrim Trust or Mayflower Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each party as provided in the Declaration of Trust of each party.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                                       PILGRIM MUTUAL FUNDS on behalf of its
Attest:                                PILGRIM HIGH YIELD FUND II series

____________________________           By:______________________________________
Secretary
                                       Its:_____________________________________


                                       PILGRIM MAYFLOWER TRUST on behalf of its
Attest:                                PILGRIM HIGH TOTAL RETURN FUND II series

____________________________           By:______________________________________
Secretary
                                       Its:_____________________________________

                                                                      APPENDIX D

           ADDITIONAL INFORMATION REGARDING PILGRIM HIGH YIELD FUND II
                                  (THE "FUND")

                                SHAREHOLDER GUIDE

PILGRIM PURCHASE OPTIONS(TM)

     This Proxy  Statement/Prospectus  relates to three separate  Classes of the
Fund: Class A, Class B, and Class C, each of which represents an identical interest in the Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. The Fund also offers Class Q and Class T shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share Classes by calling (800) 992-0180. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Fund shares that will be issued to you in the Reorganizations will be the same as those that apply to either the High Total Return Fund or the High Total Return Fund II shares held by you immediately prior to the Reorganizations, and the period that you held shares of either the High Total Return Fund or the High Total Return Fund II will be included in the holding period of the Fund for purposes of calculating contingent deferred sales charges and determining conversion rights. Purchases of the shares of the Fund after the Reorganizations will be subject to the sales load structure and conversion rights discussed below.

     The sales charges and fees for each Class of shares of the Fund involved in the Reorganizations are shown and contrasted in the chart below.

                                          CLASS A       CLASS B        CLASS C
                                          -------       -------        -------
Maximum Initial Sales Charge
 on Purchases                             4.75%(1)      None           None
Contingent Deferred Sales
 Charge ("CDSC")                          None(2)       5.00%(3)       1.00%(4)

Annual Distribution (12b-1)
 and Service Fees (5)                     0.35%         1.00%          1.00%
Maximum Purchase                          Unlimited     $250,000       Unlimited
Automatic Conversion to Class A           N/A           8 Years(6)     N/A

----------
(1)  Reduced for purchases of $50,000 and over.
(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares. See "Class A Shares: Initial Sales Charge Alternative" in this Appendix D.
(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this Appendix D.
(4)  Imposed upon redemption within 1 year from purchase.
(5)  Annual asset-based distribution charge.
(6) Class B shares of the Fund issued to shareholders of the Disappearing Fund in the Reorganizations will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of the Disappearing Fund.

The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

     CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of the Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases without a Sales Charge" and "Reduced Sales Charges" below.

                            AS A % OF THE        AS A %
YOUR INVESTMENT            OFFERING PRICE        OF NAV
---------------            --------------        ------
Less than $50,000               4.75%             4.99%
$50,000 - $99,999               4.50%             4.71%
$100,000 - $249,999             3.50%             3.63%
$250,000 - $499,999             2.50%             2.56%
$500,000 - $1,000,000           2.00%             2.04%

There is no initial sales charge on purchases of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                               PERIOD DURING
YOUR INVESTMENT                 CDSC        WHICH CDSC APPLIES
---------------                 ----        ------------------
$1,000,000 - $2,499,999         1.00%             2 years
$2,500,000 - $4,999,999         0.50%              1 year
$5,000,000 and over             0.25%              1 year

     Class A shares of the Fund issued in connection with the Reorganizations with respect to Class A shares of either of the Disappearing Funds that were subject to a CDSC at the time of the Reorganizations, will be subject to a CDSC of up to 1% from the date of purchase of the original shares of either of the Disappearing Funds.

     REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund or other open-end funds in the Pilgrim funds and ING funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the Fund and Class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information for the Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

     A sales charge may also be reduced by taking into account the current value of your existing holdings in the Fund or any other open-end funds in the Pilgrim Funds or ING Funds (excluding Pilgrim Money Market Funds) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.

     SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent at (800) 992-0180, or see the Statement of Additional Information for the Fund.

     CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of the Fund are subject to distribution and service fees at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

     YEAR OF REDEMPTION AFTER PURCHASE              CDSC
     ---------------------------------              ----
                First                                5%
                Second                               4%
                Third                                3%
                Fourth                               3%
                Fifth                                2%
                Sixth                                1%
                After Sixth Year                     None

     Class B shares will automatically convert into Class A shares approximately eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization with respect to Class B shares of the Disappearing Funds will convert to Class A shares eight years after the purchase of the original shares of the Disappearing Funds. For additional information on the CDSC and the conversion of Class B, see the Fund's Statement of Additional Information.

     CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

     WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

     (1) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

     (2) The CDSC also may be waived for Class B shares redeemed pursuant to a Systematic Withdrawal Plan, as described in the Prospectus, up to a maximum of 12% per year of a shareholder's account Value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

     (3) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

     If you think you may be eligible for a CDSC waiver, contact the Shareholder Servicing Agent at (800) 992-0180.

     REINSTATEMENT PRIVILEGE. Class B and Class C shareholders who have redeemed their shares in any open-end Pilgrim fund or ING fund may reinvest some or all of the proceeds in the same share Class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

     RULE 12B-1 PLAN. The Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 applicable to each Class of shares of the Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, ING Pilgrim Securities, Inc. (the "Distributor") may receive from the Fund an annual fee in connection with the offering, sale and shareholder servicing of the Fund's Class A, Class B and Class C shares.

     DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Fund and in connection with services rendered to shareholders of the Fund, the Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of the Fund's average daily net assets attributable to that class):

                          SERVICING FEE    DISTRIBUTION FEE
                          -------------    ----------------
     Class A                  0.25%              0.10%
     Class B                  0.25%              0.75%
     Class C                  0.25%              0.75%

     Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B and Class C shares of the Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     OTHER EXPENSES. In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with ING Pilgrim Investments, Inc. ("ING Pilgrim Investments"). Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

PURCHASING SHARES

     The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000.00 ($250.00 for IRAs). The minimum initial investment in the Fund is $1,000 ($250 for IRAs), and the minimum for additional investment in the Fund is $100. The minimum initial investment for a pre-authorized  retirement  plan is $100,  plus monthly  investments of at least
$100.

     The Fund and the Distributor reserve the right to reject any purchase order. Please note cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. ING Pilgrim Investments reserves the right to waive minimum investment amounts.

     PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

     DETERMINATION OF NET ASSET VALUE. The NAV of each Class of the Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time) on each day that it is open for business. The NAV of each Class represents that Class' pro rata share of that Fund's net assets as adjusted for any class specific expenses (such as fees under a Rule 12b-1 plan), and divided by that Class' outstanding shares. In general, the value of the Fund's assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, for short-term debt securities, and for situations where market quotations are deemed unreliable. The NAV per share of each Class of the Fund will fluctuate in response to changes in market conditions and other factors. Portfolio securities for which market quotations are readily available are stated at market value. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment then valuing securities that have readily available market quotations. For information on valuing foreign securities, see the Fund's Statement of Additional Information.

     PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at (800) 992-0180.

     RETIREMENT PLANS. The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

     EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth in the Fund's Prospectus "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), the shares will not be credited until the next business day.

     You will receive a confirmation of each new transaction in your account, which also will show you the number of shares of the Fund you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

     TELEPHONE ORDERS. The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone redemptions may be executed on all accounts other than retirement accounts.

EXCHANGE PRIVILEGES AND RESTRICTIONS

     AN EXCHANGE PRIVILEGE IS AVAILABLE. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at
(800) 992-0180. There is no specific limit on exchange frequency; however, the Fund is intended for long term investment and not as a trading vehicle. ING Pilgrim Investments reserves the right to prohibit excessive exchanges (more than four per year). ING Pilgrim Investments reserves the right, upon 60 days' prior notice, to restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged.

     The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

     Shares of any Class of the Fund generally may be exchanged for shares of that same Class of any other open-end Pilgrim fund or ING fund without payment of any additional sales charge. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end Pilgrim fund or ING fund should carefully review the Prospectus of that fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of the fund being acquired may be legally sold.

     You will automatically have the ability to request an exchange by calling the Shareholder Service Agent at (800) 992-0180 unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

     SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same Class of any other open-end Pilgrim fund or ING fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

     SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

     Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

     SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact the Shareholder Servicing Agent at (800) 992-0180, or see the Fund's Statement of Additional Information.

     PAYMENTS. Payment to shareholders for shares redeemed or repurchased ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to the Fund, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                             MANAGEMENT OF THE FUND

     INVESTMENT MANAGER. ING Pilgrim Investments has overall responsibility for the management of the Fund. The Fund and ING Pilgrim Investments have entered into an agreement that requires ING Pilgrim Investments to provide or oversee all investment advisory and portfolio management services for the Fund. ING Pilgrim Investments provides the Fund with office space, equipment and personnel necessary to administer the Fund. The agreement with ING Pilgrim Investments can be canceled by the Board of Trustees of the Fund upon 60 days' written notice. Organized in December 1994, ING Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 2000, ING Pilgrim Investments managed over $20.7 billion in assets. ING Pilgrim Investments bears its expenses of providing the services described above. Investment management fees are computed and accrued daily and paid monthly.

     PARENT COMPANY AND DISTRIBUTOR. ING Pilgrim Investments and the Distributor are indirect, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with almost 100,000 employees.

     SHAREHOLDER SERVICING AGENT. ING Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Fund. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

     PORTFOLIO TRANSACTIONS. ING Pilgrim Investments will place orders to execute securities transactions that are designed to implement the Fund's investment objectives and policies. ING Pilgrim Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Pilgrim Investments may consider brokerage and research services provided by a broker to ING Pilgrim Investments or its affiliates, and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Pilgrim Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Pilgrim Investments may place securities transactions with brokers that provide certain services to the Fund. ING Pilgrim Investments also may consider a broker's sale of Fund shares if ING Pilgrim Investments is satisfied that the Fund would receive best execution of the transaction from that broker.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends, if any, monthly. The Fund distributes capital gains, if any, annually. Dividends and distributions will be determined on a Class basis.

     Any dividends and distributions paid by the Fund will be automatically reinvested in additional shares of the respective Class of that Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Pilgrim Prospectus, elect to have all dividends and other distributions paid on a Class A, B and C account in the Fund invested into a Pilgrim fund or ING fund which offers the same Class shares. Both accounts must be of the same Class.

     FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see the Fund's Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

     The Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

     Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

     You will receive an annual statement summarizing your dividend and capital gains distributions.

     If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

     There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

     As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

PILGRIM
HIGH YIELD
FUND II

--------------------------------------------------------------------------------
For the year ended June 30, 2000, and the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                             CLASS A                                   CLASS B
                                           -----------------------------------------  -----------------------------------------
                                                      THREE                                     THREE
                                            YEAR     MONTHS                MARCH 27,    YEAR    MONTHS                MARCH 27,
                                            ENDED     ENDED    YEAR ENDED  1998 TO     ENDED     ENDED    YEAR ENDED   1998 TO
                                           JUNE 30,  JUNE 30,   MARCH 31,  MARCH 31,  JUNE 30,  JUNE 30,   MARCH 31,  MARCH 31,
                                             2000    1999(2)      1999     1998(1)      2000    1999(2)      1999      1998(1)
                                             ----    -------      ----     -------      ----    -------      ----      -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period   $    11.57     11.66      12.72      12.70      11.58     11.66      12.71       12.69
Income from investment operations:
Net investment income                  $     1.18      0.28       1.12       0.01       1.11      0.27       1.04        0.01
Net realized and unrealized gains
 (loss) on investments                 $    (0.75)    (0.09)     (1.00)      0.01      (0.75)    (0.09)     (0.99)       0.01
Total from investment operations       $     0.43      0.19       0.12       0.02       0.36      0.18       0.05        0.02
Less distributions from:
Net investment income                  $     1.20      0.28       1.18         --       1.13      0.26       1.10          --
Net asset value, end of period         $    10.80     11.57      11.66      12.72      10.81     11.58      11.66       12.71
TOTAL RETURN(3):                       %     3.96      1.60       1.13       0.16       3.28      1.53       0.55        0.16

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)      $   34,416    16,795     17,327      4,690    103,246    41,882     42,960       8,892
Ratios to average net assets:
Net expenses after expense
reimbursement(4)(5)                    %     1.18      1.10       1.12       1.06       1.83      1.75       1.77        1.69
Gross expenses prior to expense
 reimbursement(4)                      %     1.37      1.37       1.53       1.06       2.02      2.02       2.18        1.69
Net investment income (loss) after
 expense reimbursement(4)(5)           %    10.63      9.68       9.44       7.22       9.98      9.03       8.84        6.61
Portfolio turnover                     %      113        44        242        484        113        44        242         484

                                                                  CLASS C
                                                -------------------------------------------
                                                            THREE
                                                  YEAR      MONTHS      YEAR      MARCH 27,
                                                 ENDED      ENDED      ENDED       1998 TO
                                                JUNE 30,   JUNE 30,   MARCH 31,   MARCH 31,
                                                  2000      1999(2)     1999       1998(1)
                                                  ----      -------     ----       -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $      11.58     11.66       12.71       12.69
Income from investment operations:
Net investment income (loss)               $       1.10      0.27        1.04        0.01
Net realized and unrealized gains (loss)
  on investments                           $      (0.74)    (0.09)      (0.99)       0.01
Total from investment operations           $       0.36      0.18        0.05        0.02
Less distributions from:
Net investment income                      $       1.13      0.26        1.10          --
Net asset value, end of period             $      10.81     11.58       11.66       12.71
TOTAL RETURN:(3)                           %       3.28      1.53        0.55        0.16

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)          $     23,324    18,618      21,290       4,815
Ratios to average net assets:
Net expenses after expense
  reimbursement(4)(5)                      %       1.83      1.75        1.77        1.66
Gross expenses prior to expense
  reimbursement(4)                         %       2.02      2.02        2.18        1.66
Net investment income (loss) after
  expense reimbursement(4)(5)              %       9.98      9.03        8.79        6.91
Portfolio turnover                         %        113        44         242         484

----------
(1)  The Fund commenced operations on March 27, 1998.
(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                                                                      APPENDIX E

                       SUMMARY DESCRIPTION OF BOND RATINGS

     The following are excerpts from Standard & Poor's Rating Services' ("S&P") description of its bond ratings: BB - less vulnerable in the near term than other lower-rated obligors, faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments. B - more vulnerable than the obligors rated `BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments. CCC - currently vulnerable, dependent upon favorable business, financial, and economic conditions to meet its financial commitments. CC - currently highly vulnerable, C- currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments. D - has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A `D' rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

     The following are excerpts from Moody's Investor Services, Inc.'s ("Moody's") description of its bond ratings: Ba - judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default, or have other marked shortcomings. C - lowest rated class of bonds; regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category.

                                                                      APPENDIX F

     The following is a list of Pilgrim Funds and ING Funds, which are managed by an affiliate of ING Pilgrim Investments, and the classes of shares of each Fund that are expected to be offered at or shortly after the Reorganizations:

FUND                                                         CLASSES OFFERED
----                                                         ---------------

PILGRIM FUNDS
U.S. EQUITY
Balanced Fund                                                A, B, C, Q and T
Bank and Thrift Fund                                         A and B
Convertible Fund                                             A, B, C and Q
Corporate Leaders Trust Fund                                 A
Growth and Income Fund                                       A, B, C and Q
Growth + Value Fund                                          A, B, C and Q
Growth Opportunities Fund                                    A, B, C, Q, I and T
LargeCap Growth Fund                                         A, B, C and Q
MagnaCap Fund                                                A, B, C, Q and M
MidCap Growth Fund                                           A, B, C and Q
MidCap Opportunities Fund                                    A, B, C, Q and I
Research Enhanced Index Fund                                 A, B, C, Q and I
SmallCap Growth Fund                                         A, B, C, Q
SmallCap Opportunities Fund                                  A, B, C, Q, I and T

GLOBAL/INTERNATIONAL EQUITY
Asia-Pacific Equity Fund                                     A, B and M
Emerging Countries Fund                                      A, B, C and Q
Gold Fund (to be renamed Precious Metals Fund)               A
International Fund                                           A, B, C and Q
International Core Growth Fund                               A, B, C and Q
International SmallCap Growth Fund                           A, B, C and Q
International Value Fund                                     A, B, C and Q
Troika Dialog Russia Fund                                    A
Worldwide Growth Fund                                        A, B, C and Q

FIXED INCOME
GNMA Income Fund                                             A, B, C, Q, M and T
High Yield Fund                                              A, B, C, Q and M
High Yield Fund II                                           A, B, C, Q and T
Lexington Money Market Trust                                 A
Pilgrim Money Market Fund                                    A, B and C
Strategic Income Fund                                        A, B, C and Q

ING FUNDS
---------
U.S. EQUITY
Internet Fund                                                A, B and C
Tax Efficient Equity Fund                                    A, B and C

GLOBAL/INTERNATIONAL EQUITY
European Equity Fund                                         A, B and C
Global Communications Fund                                   A, B and C
Global Information Technology Fund                           A, B and C

FIXED INCOME
High Yield Bond Fund                                         A, B and C
Intermediate Bond Fund                                       A, B and C
Money Market Fund                                            A, B, C and I
National Tax-Exempt Bond Fund                                A, B and C

                                                                      APPENDIX G

     As of January 1, 2001, the following person owned beneficially or of record 5% or more of the outstanding shares of the specified Class of Pilgrim High Total Return Fund II:

                                                          % OF CLASS          % OF FUND           % OF FUND
                                                             BEFORE             BEFORE              AFTER
NAME AND ADDRESS                         CLASS          REORGANIZATIONS     REORGANIZATIONS     REORGANIZATIONS
----------------                         -----          ---------------     ---------------     ---------------
Bost & Co                                Class A
Acct #10521602000                     Record Holder          9.14%               1.15%                .20%
Mellon Private Asset Mgmt
Attn Mutual Funds Operation
PO Box 534005
Pittsburgh, PA 15253

     As of January 1, 2001, no person owned beneficially or of record 5% or more of the outstanding shares of any Class of Pilgrim High Total Return Fund or Pilgrim High Yield Fund II.

                                     PART B

                              PILGRIM MUTUAL FUNDS
--------------------------------------------------------------------------------

                       Statement of Additional Information
                                January 19, 2001

--------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities     By and in Exchange for Shares of
of Pilgrim High Total Return Fund             Pilgrim High Yield Fund II
(a series of Pilgrim Mayflower Trust)         (a series of Pilgrim Mutual Funds)
and                                           7337 East Doubletree Ranch Road
Pilgrim High Total Return Fund II             Scottsdale, Arizona  85258
(a series of Pilgrim Mayflower Trust)
7337 East Doubletree Ranch Road
Scottsdale, Arizona  85258

This Statement of Additional Information is available to the Shareholders of Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II in connection with a proposed transaction whereby all of the assets and liabilities of Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II, each a series of Pilgrim Mayflower Trust, will be transferred to Pilgrim High Yield Fund II, a series of Pilgrim Mutual Funds, in exchange for shares of Pilgrim High Yield Fund II.

This Statement of Additional Information of Pilgrim Mutual Funds consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The respective Statements of Additional Information for Pilgrim High Yield Fund II, Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II dated November 1, 2000, as filed on November 1, 2000.

2. The Financial Statements of Pilgrim High Yield Fund II are included in the Annual Report of Pilgrim Mutual Funds dated June 30, 2000, as filed on September 7, 2000.

3. The Financial Statements of Pilgrim High Total Return Fund are included in the Annual Report of Pilgrim Mayflower Trust dated October 31, 2000, as filed on January 10, 2000.

4. The Financial Statements of Pilgrim High Total Return Fund II are included in the Annual Report of Pilgrim Mayflower Trust dated October 31, 2000, as filed on January 10, 2000.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated January 25, 2001 relating to the reorganization of Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II may be obtained, without charge, by writing to ING Pilgrim Investments, Inc. at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

     Shown below are financial statements for the Disappearing Funds, as of June 30, 2000, and PRO FORMA financial statements for the combined Fund, assuming the Reorganizations are consummated, as of June 30, 2000. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and PRO FORMA figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and PRO FORMA figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and pro forma figures for the combined Fund. The tables are followed by the Notes to the PRO FORMA Financial Statements (unaudited).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                                            High Yield
                                                             High Total       High Total    Pro Forma           II
                                            High Yield II     Return I        Return II    Adjustments      (Pro Forma)
                                            -------------     --------        ---------    -----------      -----------
ASSETS:
Investments in securities at market value*  $179,559,343   $ 196,601,102    $ 76,826,791                   $ 452,929,526
Short-term investments at amortized cost      21,501,000      15,141,000       6,737,000                      43,379,000
Cash                                                 268             417             370                           1,055
Receivables:
  Fund shares sold                               253,636          42,854         126,916                         423,406
  Dividends and interest                       4,115,502       7,924,737       2,443,664                      14,483,903
  Investment securities sold                   1,550,278       2,428,857       1,160,883                       5,140,018
  Other                                            1,624         232,238          84,868                         376,440
Prepaid expenses                                  79,905          20,595          13,497                         113,997
                                            ------------   -------------    ------------                   -------------
        Total Assets                         207,061,556     222,391,800      87,393,989                     516,847,345
                                            ------------   -------------    ------------                   -------------
LIABILITIES:
Payable for investment securities
 purchased                                     5,350,000       5,600,000       2,400,000                      13,350,000
Payable for fund shares redeemed               1,115,672         533,555         315,339                       1,964,566
Payable to affiliate                             199,982         135,369              --                         335,351
Distributions payable                          1,067,065              --          52,984                       1,120,049
Other accrued expenses and liabilities           119,786         320,358         104,050                         544,194
                                            ------------   -------------    ------------                   -------------
        Total Liabilities                      7,852,505       6,589,282       2,872,373                      17,314,160
                                            ------------   -------------    ------------                   -------------
NET ASSETS                                  $199,209,051   $ 215,802,518    $ 84,521,616                   $ 499,533,185
                                            ============   =============    ============                   =============
NET ASSETS CONSIST OF:
 Paid-in capital                            $235,891,108   $ 499,286,575    $179,033,497                   $ 914,211,180
 (Overdistributed) net investment income        (256,953)     (5,885,124)       (992,981)                     (7,135,058)
 Accumulated net realized (loss) on
  investments and foreign currency
  transactions                                (9,557,114)   (161,550,074)    (60,530,709)                   (231,637,897)
 Net unrealized (depreciation) of
  investments and other assets,
  liabilities and forward contracts
  denominated in foreign currencies          (26,867,990)   (116,048,859)    (32,988,191)                   (175,905,040)
                                            ------------   -------------    ------------                   -------------
 Net Assets                                 $199,209,051   $ 215,802,518    $ 84,521,616                   $ 499,533,185
                                            ============   =============    ============                   =============
CLASS A:
 Net Assets                                 $ 34,415,080   $  49,085,570    $ 10,478,777                   $  93,979,427
 Shares outstanding                            3,185,343      17,562,989       3,048,419  (15,094,952)(A)      8,701,799
 Net asset value and redemption
  price per share                           $      10.80   $        2.79    $       3.44                   $       10.80
 Maximum offering price per share           $      11.34   $        2.96    $       3.65                   $       11.34
CLASS B:
 Net Assets                                 $103,246,586   $ 147,278,587    $ 61,147,391                   $ 311,672,564
 Shares outstanding                            9,547,339      52,780,903      17,790,255  (51,286,622)(A)     28,831,875
 Net asset value and redemption
  price per share                           $      10.81   $        2.79    $       3.44                   $       10.81
 Maximum offering price per share           $      10.81   $        2.79    $       3.44                   $       10.81
CLASS C:
 Net Assets                                 $ 23,323,984   $  19,438,361    $ 12,895,448                   $  55,657,793
 Shares outstanding                            2,156,686       6,926,049       3,747,530   (7,681,533)(A)      5,148,732
 Net asset value and redemption
  price per share                           $      10.81   $        2.81    $       3.44                   $       10.81
 Maximum offering price per share           $      10.81   $        2.81    $       3.44                   $       10.81
CLASS Q:
 Net Assets                                 $  6,881,569             N/A             N/A                   $   6,881,569
 Shares outstanding                              635,888             N/A             N/A                         635,888
 Net asset value and redemption
  price per share                           $      10.82             N/A             N/A                   $       10.82
 Maximum offering price per share           $      10.82             N/A             N/A                   $       10.82
CLASS T:
 Net Assets                                 $ 31,341,832                             N/A        N/A        $  31,341,832
 Shares outstanding                            2,899,430                             N/A        N/A            2,899,430
 Net asset value and redemption
  price per share                           $      10.81             N/A             N/A                   $       10.81
 Maximum offering price per share                          $       10.81             N/A         N/A       $       10.81

*Cost of securities                         $206,427,333   $ 312,614,472    $109,792,762                   $ 628,834,567

(A) Reflects new shares issued, net of retired shares of the Fund.

STATEMENTS OF OPERATIONS  (UNAUDITED)


                                                               High Total       High Total        Pro Forma       High Yield II
                                              High Yield II     Return I         Return II       Adjustments       (Pro Forma)
                                              -------------   -------------    ------------     -------------     -------------
                                              Twelve Months   Twelve Months    Twelve Months    Twelve Months     Twelve Months
                                              Ended June 30,  Ended June 30,   Ended June 30,   Ended June 30,    Ended June 30,
                                                   2000            2000             2000             2000              2000
                                              -------------   -------------    ------------     -------------     -------------
INVESTMENT INCOME:
 Dividends, net of foreign taxes               $   110,519    $   3,816,443    $    729,380                         $ 4,656,342
 Interest                                       12,270,565       35,452,604      15,537,875                          63,261,044
 Other                                                  --          553,077         247,701                             800,778
                                               -----------    -------------    ------------     -------------     -------------
        Total investment income                 12,381,084       39,822,124      16,514,956                --        68,718,164
                                               -----------    -------------    ------------     -------------     -------------
EXPENSES:
 Investment management fees                        634,448        2,581,726       1,092,513                           4,308,687
 Distribution expenses                                                                                                       --
    Class A                                         60,360          238,049          54,286           58,912 (A)        411,607
    Class B                                        570,886        2,388,481       1,025,962                           3,985,329
    Class C                                        193,491          336,263         249,767                             779,521
    Class Q                                          9,563               --              --                               9,563
    Class T                                         53,509               --              --                              53,509
 Transfer agent and registrar fees                 168,720          428,965         198,983                             796,668
 Shareholder Reporting                              48,679           60,867           9,702                             119,248
 Registration and filing fees                       65,175           64,845          48,704          (56,775)(B)        121,949
 Recordkeeping and pricing fees                     23,058               --              --                              23,058
 Professional fees                                  27,764          115,874          51,735          (83,805)(B)        111,568
 Custodian fees                                     20,371          117,970          10,766                             149,107
 Shareholder servicing fees                          5,385           95,970          52,984                             154,339
 Directors' fees                                     5,957           14,681           7,290          (21,971)(B)          5,957
 Insurance                                           1,844           10,866           4,612          (15,478)(B)          1,844
 Miscellaneous                                      86,579           76,553          28,739                             191,871
 Interest and credit facility fee                    6,241               --              --                               6,241
 Administrative fee                                     --          351,824         145,669         (497,493)(C)             --
                                               -----------    -------------    ------------    -------------      -------------
        Total expenses                           1,982,030        6,882,934       2,981,712         (616,610)        11,230,066
                                               -----------    -------------    ------------    -------------      -------------
 Less:
   Waived and reimbursed fees                      218,609               --                          785,781 (C)      1,004,390
                                               -----------    -------------    ------------    -------------      -------------
   Net expenses                                  1,763,421        6,882,934       2,981,712       (1,402,391)        10,225,676
                                               -----------    -------------    ------------    -------------      -------------
   Net investment income                        10,617,663       32,939,190      13,533,244        1,402,391         58,492,488
                                               -----------    -------------    ------------    -------------      -------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS:
 Net realized (loss) from:
   Investments                                  (5,014,882)    (101,570,039)     (8,778,387)                       (115,363,308)
   Foreign currency transactions                        --         (592,244)       (282,472)                           (874,716)
 Net change in unrealized (depreciation) of:
   Investments                                  (2,564,989)     (13,979,604)     (7,294,790)                        (23,839,383)
                                               -----------    -------------    ------------    -------------      -------------
 Net (loss) from investments and
  foreign currencies                            (7,579,871)    (116,141,887)    (16,355,649)              --       (140,077,407)
                                               -----------    -------------    ------------    -------------      -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS            $ 3,037,792    $ (83,202,697)   $ (2,822,405)   $   1,402,391      $ (81,584,919)
                                               ===========    =============    ============    =============      =============

(A) Reflects adjustment in expenses due to effects of current 12b-1 plan rate.
(B) Reflects adjustment in expenses due to elimination of duplicative services.
(C) Reflects adjustment to concur with Pilgrim expense structure.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
As of June 30, 2000
--------------------------------------------------------------------------------


                  HIGH TOTAL    HIGH TOTAL    HIGH YIELD II
HIGH YIELD II      RETURN I      RETURN II    (PRO FORMA)
-------------      --------      ---------     ---------
                                                                   CORPORATE BONDS:  79.93%

                                                                   AEROSPACE/DEFENSE:  0.43%
                    3,996,000          4,000     4,000,000         Simula, Inc., 8.000%, due 05/01/04

                                                                   AUTOMOTIVE:  0.01%
                                   2,500,000     2,500,000         Safelite Glass Corp., 9.875%, due 12/15/06

                                                                   BROADCASTING, RADIO, AND TELEVISION:  4.90%
                    5,300,000      3,000,000     8,300,000         Brill Media Company, LLC.,  12.000%, due 12/15/07
                    5,946,400                    5,946,400    &    Capstar Broadcasting Partners, Inc., 12.000%, due 07/01/09
 5,240,000                                       5,240,000    @    CD Radio, Inc., 0/15.000%, due 12/01/07
 2,900,000                                       2,900,000         Capstar Broadcasting Partners, 9.250%, due 07/01/07
 1,000,000                                       1,000,000         Chancellor Media Corp., 8.125%, due 12/15/07
 2,800,000                                       2,800,000         Sinclair Broadcasting Group, Inc., 8.750%, due 12/15/07
 1,250,000                                       1,250,000         Sinclair Broadcasting Group, Inc., 10.000%, due 09/30/05
                    3,750,000      1,000,000     4,750,000         Source Media, Inc., 12.000%, due  11/01/04

                                                                   BUSINESS SERVICES:  2.62%
 4,500,000          5,500,000      2,000,000    12,000,000         Allied Waste North America, Inc., 10.000%, 08/01/09
                    4,000,000      2,000,000     6,000,000         Comforce Operating, Inc., 12.000%, due 12/01/07

                                                                   CABLE & DBS:  12.72%
 3,000,000                                       3,000,000    @    Charter Communications Holdings, 0/9.920%%, due 04/01/11
 8,000,000          2,500,000                   10,500,000    @    Charter Communications Holdings, 0/11.750%, due 01/15/10
                   10,000,000      6,500,000    16,500,000         Charter Comm LLC, Cap1%, due 04/01/11
                    8,300,000      3,200,000    11,500,000         Diva Systems, 1.000%, due   03/01/08
 4,500,000                                       4,500,000         Echostar DBS Corp., 9.250%, due 02/01/06
 5,500,000          9,000,000      3,250,000    17,750,000    @    NTL, Inc., 0/9.750%, due 04/01/08
                                                        --         NTL, Inc., 0/9.750%, due 04/01/08
                                   4,150,000     4,150,000         Ntl Incorporated, 1.000%, due 04/01/08
 1,110,000                                       1,110,000         Pegasus Communications Corp., 9.625%, due 10/15/05
 1,000,000          4,000,000      2,500,000     7,500,000    @@   Star Choice Communications, 13.000%, due 12/15/05
 1,340,000                                       1,340,000         United Int'l Holdings, Inc., 10.750%, due 02/15/08
 2,600,000                                       2,600,000   @@ @  United Pan Europe Communications, 0/12.500%, due 08/01/09
 2,500,000          3,000,000      1,000,000     6,500,000    @@   United Pan Europe Communications, 13.750%, due 02/01/10
 3,000,000          3,250,000      1,250,000     7,500,000    #    XM Satellite Radio, Inc., 14.000%, due 03/15/10

                                                                   COMMUNICATIONS - INTERNET:  7.08%
 3,000,000          3,250,000      1,250,000     7,500,000    #    Colo. Commmunication, 13.875%, due 03/15/10
 4,000,000          4,250,000      1,500,000     9,750,000    #    Exodus Communications, Inc., 11.625%, due 07/15/10
 5,000,000          5,000,000      2,000,000    12,000,000         Globix Corp., 12.500%, due 02/01/10
 3,000,000                                       3,000,000         Northpoint Communications Group, Inc., 12.875%, due 02/15/10
 1,000,000                                       1,000,000         PSI Net, Inc., 11.000%, due 08/01/09
 3,000,000                                       3,000,000         Rhythms Netconnections, Inc., 1.000%, due 05/15/08
                    8,267,451                    8,267,451         Us Interaction, 12.000%, due 04/17/05

                                                                   COMMUNICATIONS - WIRELESS:  8.49%
 8,000,000          7,000,000      3,000,000    18,000,000    @    Alamosa Holdings, Inc., 0/12.975%, due 2/15/10
                    3,500,000                    3,500,000         Arch Communications, Inc., 13.75%, due 04/15/08
 2,250,000                         5,750,000     8,000,000    @    Crown Castle Int'l Corp., 0/11.250%, due 08/01/11
 7,500,000          9,500,000      6,000,000    23,000,000    @    Nextel Communications, Inc., 0/9.950%, due 02/15/08
 3,000,000                                       3,000,000    @    Pinnacle Holdings, Inc., 0/10.000%, due 03/15/08
 1,600,000          1,680,000        640,000     3,920,000   # @   Ubiquitel Operating Co., 0/14.000%, due 04/15/10
 7,998,000                                       7,998,000   # @   Winstar Communications, Inc., 0/14.750%, due 04/15/10

                                                                   COMMUNICATIONS - WIRELINE:  15.36%
 5,500,000          6,000,000      3,000,000    14,500,000   @@ @  Call Net Enterprises, Inc., 0/12.975%, due 08/15/08
 4,000,000                                       4,000,000    @    Century Communications Corp., 0.000%, due 01/15/08
 1,780,000                                       1,780,000   @@ @  Completel Europe NV, 0/14.000%, due 02/15/09
                    8,000,000                    8,000,000         Esprit Telecom Group, 11.50%, due 12/15/07
 3,500,000          4,500,000                    8,000,000    @@   Global Crossing Holdings, Ltd., 9.500%, due 11/15/09
 1,535,000                                       1,535,000         Global Telesystems, Inc., 9.875%, due 02/15/05
 2,000,000                                       2,000,000    @@   Globenet Communications Group, 13.000%, due 07/15/07
 9,000,000                                       9,000,000         ICG Services, Inc., 10.000%,  due 02/15/08
 6,500,000          7,000,000      2,500,000    16,000,000    #    Level 3 Communications, Inc., 12.875%, due 03/15/10
 2,000,000                                       2,000,000    #    MGC Communications, Inc., 13.000%, due 04/01/10
                   10,195,500                   10,195,500         Metromedia Int'l Group, 10.500%, due 09/30/07


                                                                                     HIGH TOTAL       HIGH TOTAL      HIGH YIELD II
                                                                   HIGH YIELD II      RETURN I         RETURN II       (PRO FORMA)
                                                                       VALUE            VALUE            VALUE            VALUE
                                                                    -----------      -----------      -----------      -----------
CORPORATE BONDS:  79.93%

AEROSPACE/DEFENSE:  0.43%
Simula, Inc., 8.000%, due 05/01/04                                                   $ 2,097,900      $     2,100      $ 2,100,000
                                                                                     -----------      -----------      -----------
AUTOMOTIVE:  0.01%
Safelite Glass Corp., 9.875%, due 12/15/06                                                                 34,375           34,375
                                                                                                      -----------      -----------

BROADCASTING, RADIO, AND TELEVISION:  4.90%
Brill Media Company, LLC.,  12.000%, due 12/15/07                                      3,471,500        1,965,000        5,436,500
Capstar Broadcasting Partners, Inc., 12.000%, due 07/01/09                             6,882,958                         6,882,958
CD Radio, Inc., 0/15.000%, due 12/01/07                             $ 3,013,000                                          3,013,000
Capstar Broadcasting Partners, 9.250%, due 07/01/07                   2,972,500                                          2,972,500
Chancellor Media Corp., 8.125%, due 12/15/07                          1,011,250                                          1,011,250
Sinclair Broadcasting Group, Inc., 8.750%, due 12/15/07               2,478,000                                          2,478,000
Sinclair Broadcasting Group, Inc., 10.000%, due 09/30/05              1,200,000                                          1,200,000
Source Media, Inc., 12.000%, due  11/01/04                                             1,162,500          310,000        1,472,500
                                                                    -----------      -----------      -----------      -----------
                                                                     10,674,750       11,516,958        2,275,000       24,466,708
                                                                    -----------      -----------      -----------      -----------

BUSINESS SERVICES:  2.62%
Allied Waste North America, Inc., 10.000%, 08/01/09                   3,780,000        4,620,000        1,680,000       10,080,000
Comforce Operating, Inc., 12.000%, due 12/01/07                                        2,020,000        1,010,000        3,030,000
                                                                    -----------      -----------      -----------      -----------
                                                                      3,780,000        6,640,000        2,690,000       13,110,000
                                                                    -----------      -----------      -----------      -----------

CABLE & DBS:  12.72%
Charter Communications Holdings, 0/9.920%%, due 04/01/11              1,710,000                                          1,710,000
Charter Communications Holdings, 0/11.750%, due 01/15/10              4,590,000        1,434,375                         6,024,375
Charter Comm LLC, Cap1%, due 04/01/11                                                  5,700,000        3,705,000        9,405,000
Diva Systems, 1.000%, due   03/01/08                                                   3,984,000        1,536,000        5,520,000
Echostar DBS Corp., 9.250%, due 02/01/06                              4,398,750                                          4,398,750
NTL, Inc., 0/9.750%, due 04/01/08                                     3,451,250        7,081,306        2,557,138       13,089,694
NTL, Inc., 0/9.750%, due 04/01/08                                                                                               --
Ntl Incorporated, 1.000%, due 04/01/08                                                                  2,604,125        2,604,125
Pegasus Communications Corp., 9.625%, due 10/15/05                    1,076,700                                          1,076,700
Star Choice Communications, 13.000%, due 12/15/05                     1,031,250        4,125,000        2,578,125        7,734,375
United Int'l Holdings, Inc., 10.750%, due 02/15/08                      944,700                                            944,700
United Pan Europe Communications, 0/12.500%, due 08/01/09             1,319,500                                          1,319,500
United Pan Europe Communications, 13.750%, due 02/01/10               1,187,500        1,425,000          475,000        3,087,500
XM Satellite Radio, Inc., 14.000%, due 03/15/10                       2,655,000        2,876,250        1,106,250        6,637,500
                                                                    -----------      -----------      -----------      -----------
                                                                     22,364,650       26,625,931       14,561,638       63,552,219
                                                                    -----------      -----------      -----------      -----------

COMMUNICATIONS - INTERNET:  7.08%
Colo. Commmunication, 13.875%, due 03/15/10                           3,240,000        3,510,000        1,350,000        8,100,000
Exodus Communications, Inc., 11.625%, due 07/15/10                    4,000,000        4,250,000        1,500,000        9,750,000
Globix Corp., 12.500%, due 02/01/10                                   4,125,000        4,125,000        1,650,000        9,900,000
Northpoint Communications Group, Inc., 12.875%, due 02/15/10          2,175,000                                          2,175,000
PSI Net, Inc., 11.000%, due 08/01/09                                    930,000                                            930,000
Rhythms Netconnections, Inc., 1.000%, due 05/15/08                    1,200,000                                          1,200,000
Us Interaction, 12.000%, due 04/17/05                                                  3,306,980                         3,306,980
                                                                    -----------      -----------      -----------      -----------
                                                                     15,670,000       15,191,980        4,500,000       35,361,980
                                                                    -----------      -----------      -----------      -----------

COMMUNICATIONS - WIRELESS:  8.49%
Alamosa Holdings, Inc., 0/12.975%, due 2/15/10                        4,200,000        3,675,000        1,575,000        9,450,000
Arch Communications, Inc., 13.75%, due 04/15/08                                        2,835,000                         2,835,000
Crown Castle Int'l Corp., 0/11.250%, due 08/01/11                     1,417,500                         3,622,500        5,040,000
Nextel Communications, Inc., 0/9.950%, due 02/15/08                   5,531,250        7,006,250        4,425,000       16,962,500
Pinnacle Holdings, Inc., 0/10.000%, due 03/15/08                      2,085,000                                          2,085,000
Ubiquitel Operating Co., 0/14.000%, due 04/15/10                        934,000          980,700          373,600        2,288,300
Winstar Communications, Inc., 0/14.750%, due 04/15/10                 3,759,060                                          3,759,060
                                                                    -----------      -----------      -----------      -----------
                                                                     17,926,810       14,496,950        9,996,100       42,419,860
                                                                    -----------      -----------      -----------      -----------

COMMUNICATIONS - WIRELINE:  15.36%
Call Net Enterprises, Inc., 0/12.975%, due 08/15/08                   2,145,000        2,340,000        1,170,000        5,655,000
Century Communications Corp., 0.000%, due 01/15/08                    1,660,000                                          1,660,000
Completel Europe NV, 0/14.000%, due 02/15/09                            898,900                                            898,900
Esprit Telecom Group, 11.50%, due 12/15/07                                             3,729,095                         3,729,095
Global Crossing Holdings, Ltd., 9.500%, due 11/15/09                  3,395,000        4,365,000                         7,760,000
Global Telesystems, Inc., 9.875%, due 02/15/05                        1,097,525                                          1,097,525
Globenet Communications Group, 13.000%, due 07/15/07                  2,027,500                                          2,027,500
ICG Services, Inc., 10.000%,  due 02/15/08                            4,725,000                                          4,725,000
Level 3 Communications, Inc., 12.875%, due 03/15/10                   3,591,250        3,867,500        1,381,250        8,840,000
MGC Communications, Inc., 13.000%, due 04/01/10                       1,890,000                                          1,890,000
Metromedia Int'l Group, 10.500%, due 09/30/07                                          5,148,728                         5,148,728

               HIGH TOTAL   HIGH TOTAL  HIGH YIELD II
HIGH YIELD II   RETURN I     RETURN II   (PRO FORMA)
-------------   --------     ---------   -----------
 5,000,000     5,000,000     3,000,000   13,000,000   @    Nextlink Communications, Inc., 0/12.250%, due 06/01/09
               2,000,000     3,000,000    5,000,000        Northeast Optic Network, 12.750%, due 08/15/08
               7,000,000     2,000,000    9,000,000        Poland Telecom Finance, 14.000%, due 12/01/07
               3,000,000     2,000,000    5,000,000        RSL Communication, Ltd., 12.250%, due 11/15/06
              17,300,000                 17,300,000        Sa Telecommunications, 10.000%, due 08/15/06
 5,000,000                                5,000,000   @@   Versatel Telecommunications Int'l NV, 11.875%, due 07/15/09
 3,000,000     3,000,000     2,000,000    8,000,000   @    Viatel, Inc., 0/12.500%, due 04/15/08
 2,500,000     3,500,000     1,000,000    7,000,000        Viatel, Inc., 11.500%, due 03/15/09
 2,000,000                                2,000,000        Williams Communications Group, 10.875%, due 10/01/09

                                                           CONSUMER PRODUCTS:  2.26%
               6,750,000     4,000,000   10,750,000        Decora Industries, Inc., 11.000%, due 05/01/05
 5,000,000     2,000,000     1,000,000    8,000,000        Simmons Co., 10.250%, due 03/15/09
 1,000,000                                1,000,000        Styling Technology Corp., 10.875%, due 07/01/08

                                                           CONTAINER - PACKAGING:  0.20%
                             2,538,000    2,538,000        Indesco International, 9.75%, due 04/15/08
               5,014,257                  5,014,257        Packaging Resour13%   06/30/03

                                                           ELECTRONICS:  0.22%
                             3,000,000    3,000,000        Cooperative Computing, 9.000%, due 02/01/08

                                                           ENTERTAINMENT & LEISURE:  1.10%
 4,600,000                                4,600,000   @    Ascent Entertainment Group, Inc., 0/11.875%, due 12/15/04
 2,000,000                                2,000,000        Hollywood Entertainment Corp., 10.625%, due 08/15/04

                                                           FINANCE, INSURANCE, BANKING:  1.71%
 2,000,000                                2,000,000        Americo Life, Inc., 9.250%, due 06/01/05
 3,750,000     2,000,000     1,000,000    6,750,000        MFN Financial Corp., 10.000%, due 03/23/01
   500,000                                  500,000  @@ #  Westways Funding II, Ltd., 22.125%, due 01/29/03

                                                           FOOD, BEVERAGE, TOBACCO:  5.16%
 5,550,000                   4,250,000    9,800,000   @@   Fage Dairy Industries SA, 9.000%, due 02/01/07
 4,250,000                   3,600,000    7,850,000        North Atlantic Trading, Inc., 11.000% due 06/15/04
 1,950,000     4,500,000     1,750,000    8,200,000        Packaged Ice, Inc., 9.750%, due 02/01/05
 4,500,000                     350,000    4,850,000        Standard Commercial Corp., 8.875%, due 08/01/05

                                                           GAMING & LOTTERY:  4.0%
 2,000,000                                2,000,000        Autotote Corp., 10.875%, due 08/01/04
 2,500,000                                2,500,000        Coast Hotels & Casinos, Inc., 9.500%, due 04/01/09
               5,000,000                  5,000,000        Hollywood Casino Shreveport, 13.00%, due 08/01/06
 1,500,000                                1,500,000   #    Park Place Entertainment Corp., 9.375%, due 02/15/07
 4,000,000                                4,000,000        Penn National Gaming, Inc., 10.625%, due 12/15/04
               3,000,000     1,500,000    4,500,000        Venetian Casino/Las Vegas Sands, 10.000%, due 11/15/05

                                                           HEALTH CARE:  3.09%
   650,000                                  650,000        Global Health Sciences, Inc., 11.000%, due 05/01/08
 2,300,000     1,400,000     2,300,000    6,000,000        Health Insurance Plan of Greater NY, 11.250%, due 07/01/10
 6,241,463    27,046,342     9,362,195   42,650,000        Intracel, 1.000%, due 03/20/10
   184,074       797,275       275,985    1,257,334        Intracel, 11.500%, due 03/25/10
                      --                         --        Intracel, 12.000%, due 08/25/03

                                                           HOTELS, MOTELS, AND INNS:  0.39%
 2,000,000                                2,000,000        Courtyard Marriott II, Ltd. Partnership, 10.750%, due 02/01/08

                                                           OIL & GAS:  2.90%
               7,944,530     1,986,133    9,930,663        Hurricane Hydrocarbons, 16.000%, due 12/31/01
 4,500,000     3,000,000       500,000    8,000,000   @@   Northern Offshore ASA, 10.000%, due 05/15/05

                                                           PAPER & FOREST PRODUCTS:  0.35%
 2,250,000                                2,250,000   @@   Doman Industries, Ltd., 8.750%, due 03/15/04

                                                           RESTAURANTS:  0.66%
 2,500,000                   3,000,000    5,500,000        Romacorp, Inc., 12.000%, due 07/01/06

                                                           RETAIL:  1.23%
               7,800,000     1,000,000    8,800,000        Tom's Foods Inc., 10.500%, due 11/01/04

                                                           SHIPPING:  1.84%
 3,750,000    10,000,000     3,700,000   17,450,000   @@   Equimar Shipholdings, Ltd., 9.875%, due 07/01/07


                                                                                         HIGH TOTAL      HIGH TOTAL    HIGH YIELD II
                                                                        HIGH YIELD II     RETURN I        RETURN II     (PRO FORMA)
                                                                            VALUE           VALUE           VALUE          VALUE
                                                                         -----------     -----------     -----------    -----------
Nextlink Communications, Inc., 0/12.250%, due 06/01/09                     3,100,000       3,100,000       1,860,000      8,060,000
Northeast Optic Network, 12.750%, due 08/15/08                                             1,920,000       2,880,000      4,800,000
Poland Telecom Finance, 14.000%, due 12/01/07                                                700,000         200,000        900,000
RSL Communication, Ltd., 12.250%, due 11/15/06                                             2,175,000       1,450,000      3,625,000
Sa Telecommunications, 10.000%, due 08/15/06                                                      --                             --
Versatel Telecommunications Int'l NV, 11.875%, due 07/15/09                4,950,000                                      4,950,000
Viatel, Inc., 0/12.500%, due 04/15/08                                      1,365,000       1,365,000         910,000      3,640,000
Viatel, Inc., 11.500%, due 03/15/09                                        1,912,500       2,677,500         765,000      5,355,000
Williams Communications Group, 10.875%, due 10/01/09                       1,965,000                                      1,965,000
                                                                         -----------     -----------     -----------    -----------
                                                                          34,722,675      31,387,823      10,616,250     76,726,748
                                                                         -----------     -----------     -----------    -----------
CONSUMER PRODUCTS:  2.26%
Decora Industries, Inc., 11.000%, due 05/01/05                                             2,548,125       1,510,000      4,058,125
Simmons Co., 10.250%, due 03/15/09                                         4,462,500       1,785,000         892,500      7,140,000
Styling Technology Corp., 10.875%, due 07/01/08                              105,000                                        105,000
                                                                         -----------     -----------     -----------    -----------
                                                                           4,567,500       4,333,125       2,402,500     11,303,125
                                                                         -----------     -----------     -----------    -----------
CONTAINER - PACKAGING:  0.20%
Indesco International, 9.75%, due 04/15/08                                                                   951,750        951,750
Packaging Resource 13%   06/30/03                                                             50,143                         50,143
                                                                         -----------     -----------     -----------    -----------
                                                                                  --          50,143         951,750      1,001,893
                                                                         -----------     -----------     -----------    -----------
ELECTRONICS:  0.22%
Cooperative Computing, 9.000%, due 02/01/08                                                                1,095,000      1,095,000
                                                                         -----------     -----------     -----------    -----------
ENTERTAINMENT & LEISURE:  1.10%
Ascent Entertainment Group, Inc., 0/11.875%, due 12/15/04                  3,749,000                                      3,749,000
Hollywood Entertainment Corp., 10.625%, due 08/15/04                       1,725,000                                      1,725,000
                                                                         -----------     -----------     -----------    -----------
                                                                           5,474,000              --              --      5,474,000
                                                                         -----------     -----------     -----------    -----------
FINANCE, INSURANCE, BANKING:  1.71%
Americo Life, Inc., 9.250%, due 06/01/05                                   1,890,000                                      1,890,000
MFN Financial Corp., 10.000%, due 03/23/01                                 3,543,750       1,890,000         945,000      6,378,750
Westways Funding II, Ltd., 22.125%, due 01/29/03                             266,250                                        266,250
                                                                         -----------     -----------     -----------    -----------
                                                                           5,700,000       1,890,000         945,000      8,535,000
                                                                         -----------     -----------     -----------    -----------
FOOD, BEVERAGE, TOBACCO:  5.16%
Fage Dairy Industries SA, 9.000%, due 02/01/07                             4,467,750                       3,421,250      7,889,000
North Atlantic Trading, Inc., 11.000% due 06/15/04                         3,856,875                       3,267,000      7,123,875
Packaged Ice, Inc., 9.750%, due 02/01/05                                   1,628,250       3,757,500       1,461,250      6,847,000
Standard Commercial Corp., 8.875%, due 08/01/05                            3,622,500                         281,750      3,904,250
                                                                         -----------     -----------     -----------    -----------
                                                                          13,575,375       3,757,500       8,431,250     25,764,125
                                                                         -----------     -----------     -----------    -----------
GAMING & LOTTERY:  4.0%
Autotote Corp., 10.875%, due 08/01/04                                      2,090,000                                      2,090,000
Coast Hotels & Casinos, Inc., 9.500%, due 04/01/09                         2,387,500                                      2,387,500
Hollywood Casino Shreveport, 13.00%, due 08/01/06                                          5,337,500                      5,337,500
Park Place Entertainment Corp., 9.375%, due 02/15/07                       1,507,500                                      1,507,500
Penn National Gaming, Inc., 10.625%, due 12/15/04                          4,360,000                                      4,360,000
Venetian Casino/Las Vegas Sands, 10.000%, due 11/15/05                                     2,850,000       1,425,000      4,275,000
                                                                         -----------     -----------     -----------    -----------
                                                                          10,345,000       8,187,500       1,425,000     19,957,500
                                                                         -----------     -----------     -----------    -----------
HEALTH CARE:  3.09%
Global Health Sciences, Inc., 11.000%, due 05/01/08                          238,875                                        238,875
Health Insurance Plan of Greater NY, 11.250%, due 07/01/10                 1,426,000         868,000       1,426,000      3,720,000
Intracel, 1.000%, due 03/20/10                                             1,497,951       6,491,122       2,246,927     10,236,000
Intracel, 11.500%, due 03/25/10                                              184,074         797,275         275,984      1,257,333
Intracel, 12.000%, due 08/25/03                                                                   --                             --
                                                                         -----------     -----------     -----------    -----------
                                                                           3,346,900       8,156,397       3,948,911     15,452,208
                                                                         -----------     -----------     -----------    -----------
HOTELS, MOTELS, AND INNS:  0.39%
Courtyard Marriott II, Ltd. Partnership, 10.750%, due 02/01/08             1,965,000                                      1,965,000
                                                                         -----------     -----------     -----------    -----------
OIL & GAS:  2.90%
Hurricane Hydrocarbons, 16.000%, due 12/31/01                                              7,577,095       1,894,274      9,471,369
Northern Offshore ASA, 10.000%, due 05/15/05                               2,812,500       1,875,000         312,500      5,000,000
                                                                         -----------     -----------     -----------    -----------
                                                                           2,812,500       9,452,095       2,206,774     14,471,369
                                                                         -----------     -----------     -----------    -----------
PAPER & FOREST PRODUCTS:  0.35%
Doman Industries, Ltd., 8.750%, due 03/15/04                               1,755,000                                      1,755,000
                                                                         -----------     -----------     -----------    -----------
RESTAURANTS:  0.66%
Romacorp, Inc., 12.000%, due 07/01/06                                      1,500,000                       1,800,000      3,300,000
                                                                         -----------     -----------     -----------    -----------
RETAIL:  1.23%
Tom's Foods Inc., 10.500%, due 11/01/04                                                    5,460,000         700,000      6,160,000
                                                                         -----------     -----------     -----------    -----------
                                                                                  --       5,460,000         700,000      6,160,000
                                                                         -----------     -----------     -----------    -----------
SHIPPING:  1.84%
Equimar Shipholdings, Ltd., 9.875%, due 07/01/07                             738,000       1,968,000         728,160      3,434,160

               HIGH TOTAL   HIGH TOTAL   HIGH YIELD II
HIGH YIELD II   RETURN I     RETURN II   (PRO FORMA)
-------------   --------     ---------   -----------
               6,100,000       900,000    7,000,000        Ultrapetrol(Bahamas) Ltd., 10.5%, due 04/01/08

                                                           STEEL:  0.32%
 4,500,000                                4,500,000        GS Technologies Operations, Inc., 12.250%, due 10/01/05

                                                           SUPERMARKET:  1.11%
 5,000,000                                5,000,000        Fleming Companies, Inc., 10.500%, due 12/01/04
 4,250,000                                4,250,000        Richmont Marketing Specialists, 10.125%, due 12/15/07

                                                           TRANSPORTATION (AIR, BUS, RAIL):  1.78%
 3,000,000     3,500,000                  6,500,000        Amtran, Inc., 10.500%, due 08/01/04
 2,000,000                                2,000,000        Atlas Air, Inc., 9.250%, due 04/15/08
 1,000,000                                1,000,000        Railworks Corp., 11.500%, due 04/15/09

                                                                TOTAL CORPORATE BONDS  (COST $195,348,379,
                                                                     $240,843,937,  $96,946,034,  $533,138,350)

                                                           COMMON STOCK:  2.03%
   Shares
   ------
                                                           CABLE & DBS:  0.21%
                  38,600        24,124       62,724        Canadian Satellite

                                                           COMMUNICATIONS - INTERNET: 0.65%
    19,008        70,400        28,160      117,568   @    Globix Corp.
                  48,746                     48,746        E.Spire CommunicatioCOM
                 (17,500)                   (17,500)       Globix CorpCOM

                                                           COMMUNICATIONS - WIRELINE:  1.10%
    89,000                                   89,000  @@ @  Completel Europe NV
    10,500                      (7,000)       3,500   @    Global Crossing, Ltd.
                  37,790                     37,790        GST Telecommunications
    23,340                                   23,340   @    Nextlink Communications, Inc.
                                 3,684        3,684        RCN Corp

                                                           COMMUNICATIONS - WIRELESS:  0.03%
                 410,929        72,516      483,445        International Wire Holding Co.

                                                           ENGINEERING R&D:  0.00%
                  24,500                     24,500        Kaiser Group Internal

                                                           HEALTH CARE:  0.01%
                     801                        801        General Healthcare
    16,926       140,282        29,069      186,277   @    Intracel Corp.

                                                           MANUFACTURING:  0.02%
                   2,100           250        2,350        Jordan Telecomunications

                                                           RESTAURANTS:  0.01%
                 108,839        13,012      121,851        International Fast Food

                                                           STEEL:  0.00%
                   5,010                      5,010        Gulf States Steel, Inc.

                                                                TOTAL COMMON STOCK  (COST $5,478,954,
                                                                     $13,967,375,  $2,414,787, 21,861,116)

                                                           PREFERRED STOCK:  7.95%

                                                           BROADCASTING, RADIO, AND TELEVISION:  2.15%
                                   100          100        Paxson Communications, JR Exchangeable
                 101,630         5,310      106,940        Paxson Communications, Prd Exchangeable

                                                           COMMUNICATIONS - WIRELINE:  2.40%
    41,287        30,966        21,036       93,289        Adelphia Business Solutions
                  12,000                     12,000        Global Crossing, Ltd.
                                 4,000        4,000        PFD Conversion

                                                           CONSUMER PRODUCTS:  0.21%
                 100,000                    100,000        Commemorative

                                                                                         HIGH TOTAL      HIGH TOTAL    HIGH YIELD II
                                                                        HIGH YIELD II     RETURN I        RETURN II     (PRO FORMA)
                                                                            VALUE           VALUE           VALUE          VALUE
                                                                         -----------     -----------     -----------    -----------
Ultrapetrol(Bahamas) Ltd., 10.5%, due 04/01/08                                             5,032,500         742,500      5,775,000
                                                                         -----------     -----------     -----------    -----------
                                                                             738,000       7,000,500       1,470,660      9,209,160
                                                                         -----------     -----------     -----------    -----------
STEEL:  0.32%
GS Technologies Operations, Inc., 12.250%, due 10/01/05                    1,603,125                                      1,603,125
                                                                         -----------     -----------     -----------    -----------
                                                                           1,603,125              --              --      1,603,125
                                                                         -----------     -----------     -----------    -----------
SUPERMARKET:  1.11%
Fleming Companies, Inc., 10.500%, due 12/01/04                             4,500,000                                      4,500,000
Richmont Marketing Specialists, 10.125%, due 12/15/07                      1,062,500                                      1,062,500
                                                                         -----------     -----------     -----------    -----------
                                                                           5,562,500              --              --      5,562,500
                                                                         -----------     -----------     -----------    -----------
TRANSPORTATION (AIR, BUS, RAIL):  1.78%
Amtran, Inc., 10.500%, due 08/01/04                                        2,782,500       3,246,250                      6,028,750
Atlas Air, Inc., 9.250%, due 04/15/08                                      1,910,000                                      1,910,000
Railworks Corp., 11.500%, due 04/15/09                                       945,000                                        945,000
                                                                         -----------     -----------     -----------    -----------
                                                                           5,637,500       3,246,250              --      8,883,750
                                                                         -----------     -----------     -----------    -----------
     TOTAL CORPORATE BONDS  (COST $195,348,379,
          $240,843,937,  $96,946,034,  $533,138,350)                     169,721,285     159,491,052      70,052,308    399,264,645
                                                                         -----------     -----------     -----------    -----------

COMMON STOCK:   2.03%

CABLE & DBS:  0.21%
Canadian Satellite                                                                           625,946         391,200      1,017,146
                                                                         -----------     -----------     -----------    -----------
COMMUNICATIONS - INTERNET: 0.65%
Globix Corp.                                                                 557,172       2,063,600         825,440      3,446,212
E.Spire CommunicatioCOM                                                                      329,036                        329,036
Globix CorpCOM                                                                              (512,969)                      (512,969)
                                                                         -----------     -----------     -----------    -----------
                                                                             557,172       1,879,667         825,440      3,262,279
                                                                         -----------     -----------     -----------    -----------
COMMUNICATIONS - WIRELINE:  1.10%
Completel Europe NV                                                          907,800                                        907,800
Global Crossing, Ltd.                                                      2,337,563                        (205,188)     2,132,375
GST Telecommunications                                                                        36,019                         36,019
Nextlink Communications, Inc.                                              2,301,908                                      2,301,908
RCN Corp                                                                                                      93,482         93,482
                                                                         -----------     -----------     -----------    -----------
                                                                           5,547,271          36,019        (111,706)     5,471,584
                                                                         -----------     -----------     -----------    -----------
COMMUNICATIONS - WIRELESS:  0.03%
International Wire Holding Co.                                                               106,842          18,854        125,696
                                                                         -----------     -----------     -----------    -----------
ENGINEERING R&D:  0.00%
Kaiser Group Internal                                                                            956                            956
                                                                         -----------     -----------     -----------    -----------
HEALTH CARE:  0.01%
General Healthcare                                                                                --
Intracel Corp.                                                                 4,232          35,071           7,267         46,570
                                                                         -----------     -----------     -----------    -----------
                                                                               4,232          35,071           7,267         46,570
                                                                         -----------     -----------     -----------    -----------
MANUFACTURING:  0.02%
Jordan Telecomunications                                                                     109,200          13,000        122,200
                                                                         -----------     -----------     -----------    -----------
RESTAURANTS:  0.01%
International Fast Food                                                                       44,624           5,335         49,959
                                                                         -----------     -----------     -----------    -----------
STEEL:  0.00%
Gulf States Steel, Inc.                                                                           50                             50
                                                                         -----------     -----------     -----------    -----------
     TOTAL COMMON STOCK  (COST $5,478,954,
          $13,967,375,  $2,414,787, 21,861,116)                            6,108,675       2,838,375       1,149,390     10,096,440
                                                                         -----------     -----------     -----------    -----------
PREFERRED STOCK:  7.95%

BROADCASTING, RADIO, AND TELEVISION:  2.15%
Paxson Communications, JR Exchangeable                                                                         9,625          9,625
Paxson Communications, Prd Exchangeable                                                   10,188,408         532,328     10,720,736
                                                                         -----------     -----------     -----------    -----------
                                                                                  --      10,188,408         541,953     10,730,361
                                                                         -----------     -----------     -----------    -----------
COMMUNICATIONS - WIRELINE:  2.40%
Adelphia Business Solutions                                                3,726,195       2,794,646       1,898,496      8,419,337
Global Crossing, Ltd.                                                                      2,671,500                      2,671,500
PFD Conversion                                                                                               890,500        890,500
                                                                         -----------     -----------     -----------    -----------
                                                                           3,726,195       5,466,146       2,788,996     11,981,337
                                                                         -----------     -----------     -----------    -----------
CONSUMER PRODUCTS:  0.21%
Commemorative                                                                              1,025,000                      1,025,000
                                                                         -----------     -----------     -----------    -----------

               HIGH TOTAL   HIGH TOTAL  HIGH YIELD II
HIGH YIELD II   RETURN I     RETURN II   (PRO FORMA)
-------------   --------     ---------   -----------
                                                           FINANCE, INSURANCE, BANKING: 0.00%
    19,000                      13,500       32,500        Superior National Capital Trust I

                                                           FOOD, BEVERAGE, TOBACCO:  3.01%
                 795,413        76,379      871,792        North Atlantic Trading

                                                           MANUFACTURING:  0.00%
                                12,060       12,060        Clark Material Handling

                                                           METALS & MINING:  0.14%
                                10,000       10,000        Int'l Utility Structures
                                   285          285        Int'l Utility Structures

                                                           RESTAURANTS:  0.04%
                 129,423        15,460      144,883        International Fast Food

                                                                TOTAL PREFERRED STOCK  ($5,600,000,  $57,025,243,
                                                                     $10,280,551,  $72,905,794)

                                                           WARRANTS:  0.78%

                                                           BUSINESS SERVICE:  0.00%
                  71,825        21,125       92,950        Comforce Corp.

                                                           CABLE & DBS:  0.10%
                  24,900         9,600       34,500        Diva Systems Corp

                                                           COMMUNICATIONS - INTERNET:  0.00%
                   3,833                      3,833        US Interactive
     1,000         7,795           505        9,300   @    Unifi Communications, Inc.

                                                           COMMUNICATIONS - WIRELESS:  0.00%
                  10,000                     10,000        Cellnet Data Systems
                 177,000                    177,000        Geotex Communications
                   8,500                      8,500        International Wire Holding Co.
                                 1,500        1,500        International Wireless

                                                           COMMUNICATIONS - WIRELINE:  0.40%
                  10,200                     10,200        Adelphia Business Solutions
                   6,600                      6,600        ICG Communications
                   9,500                      9,500        McCaw International, Ltd.
                  14,000                     14,000        PLD Telekom
                   7,000         2,000        9,000        Poland Telecom Finance

                                                           FOOD, BEVERAGE, TOBACCO:  0.28%
                   5,550           550        6,100        North Atlantic Trading
                   6,350         1,000        7,350        Packaged Ice
                  14,350             5       14,355        Packaged Ice, Inc.

                                                           MANUFACTURING:  0.00%
                   1,262                      1,262        Roller Bearing

                                                           OIL & GAS:  0.00%
 1,500,000                                1,500,000   @    Mexico (UTD Mex ST)

                                                           RESEARCH AND DEVELOPMENT:  0.00%
                   5,000                      5,000        WT EXP 15MAR07

                                                           RETAIL:  0.00%
     4,999        23,632                     28,631   @    Dairy Mart Convenience Stores
       100                                      100   @    Electronic Retailing Systems Int'l

                                                           STEEL:  0.00%
                   7,000                      7,000        Bar Technologies, Inc.
                  12,500                     12,500        Sheffield Steel Corp.

                                                           TRANSPORTATION:  0.00%
                   2,000                      2,000        CHC Helicopter Corp.

                                                                TOTAL WARRANTS  ($0,  $777,916,
                                                                     $151,389,  $929,305)

                                                                TOTAL LONG-TERM INVESTMENTS  (COST $206,427,333,
                                                                     $312,614,471,  $109,792,761,  $628,834,565)

                                                           SHORT-TERM INVESTMENTS:  8.68%
                                                           REPURCHASE AGREEMENT:  8.68%
                                                           State Stree Repurchase Agreement, 6.200% due 07/03/00
                                                           (Collateralized by $4,605,000 U.S. Treasury Notes, 6.375%
21,501,000                               21,501,000        Due 11/15/04 Market Value $4,735,552)
              15,141,000                 15,141,000        State Street Repurchase, Agreement, 6.20% due 07/03/00
                             6,737,000    6,737,000        State Street Repurchase, Agreement, 6.20% due 07/03/00
                                                                TOTAL SHORT-TERM INVESTMENTS  (COST $4,639,000,  $15,141,000,
                                                                     $6,737,000,  $26,517,000)

                                                           TOTAL INVESTMENTS IN SECURITIES  (COST $211,066,333,
                                                                     $327,755,471,  $116,529,761,  $655,351,565)
                                                           OTHER ASSETS AND LIABILITIES-NET
                                                           NET ASSETS


                                                                                         HIGH TOTAL      HIGH TOTAL    HIGH YIELD II
                                                                        HIGH YIELD II     RETURN I        RETURN II     (PRO FORMA)
                                                                            VALUE           VALUE           VALUE          VALUE
                                                                         -----------     -----------     -----------    -----------

FINANCE, INSURANCE, BANKING: 0.00%
Superior National Capital Trust I                                                190                             135            325
                                                                         -----------     -----------     -----------    -----------
FOOD, BEVERAGE, TOBACCO:  3.01%
North Atlantic Trading                                                                    13,720,878       1,317,531     15,038,409
                                                                         -----------     -----------     -----------    -----------
MANUFACTURING:  0.00%
Clark Material Handling                                                                                           --             --
                                                                         -----------     -----------     -----------    -----------
METALS & MINING:  0.14%
Int'l Utility Structures                                                                                     700,000        700,000
Int'l Utility Structures                                                                                      20,591         20,591
                                                                         -----------     -----------     -----------    -----------
                                                                                  --              --         720,591        720,591
                                                                         -----------     -----------     -----------    -----------
RESTAURANTS:  0.04%
International Fast Food                                                                      195,429          23,345        218,774
                                                                         -----------     -----------     -----------    -----------

     TOTAL PREFERRED STOCK  (COST $5,600,000,  $57,025,243,
          $10,280,551,  $72,905,794)                                       3,726,385      30,595,861       5,392,551     39,714,797
                                                                         -----------     -----------     -----------    -----------

WARRANTS:  0.78%

BUSINESS SERVICE:  0.00%
Comforce Corp.                                                                                17,956          23,237          5,281
                                                                         -----------     -----------     -----------    -----------
CABLE & DBS:  0.10%
Diva Systems Corp                                                                            354,825         136,800        491,625
                                                                         -----------     -----------     -----------    -----------
COMMUNICATIONS - INTERNET:  0.00%
US Interactive                                                                                    38                             38
Unifi Communications, Inc.                                                        --              --              --             --
                                                                         -----------     -----------     -----------    -----------
                                                                                  --              38              --             38
                                                                         -----------     -----------     -----------    -----------
COMMUNICATIONS - WIRELESS:  0.00%
Cellnet Data Systems                                                                           2,600                          2,600
Geotex Communications                                                                          1,770                          1,770
International Wire Holding Co.                                                                    85                             85
International Wireless                                                                                            15             15
                                                                         -----------     -----------     -----------    -----------
                                                                                  --           4,455              15          4,470
                                                                         -----------     -----------     -----------    -----------
COMMUNICATIONS - WIRELINE:  0.40%
Adelphia Business Solutions                                                                1,787,550                      1,787,550
ICG Communications                                                                            93,088                         93,088
McCaw International, Ltd.                                                                    108,632                        108,632
PLD Telekom                                                                                      420                            420
Poland Telecom Finance                                                                            70              20             90
                                                                         -----------     -----------     -----------    -----------
                                                                                  --       1,989,760              20      1,989,780
                                                                         -----------     -----------     -----------    -----------
FOOD, BEVERAGE, TOBACCO:  0.28%
North Atlantic Trading                                                                       555,000          55,000        610,000
Packaged Ice                                                                                 223,838          35,250        259,088
Packaged Ice, Inc.                                                                           505,838             176        506,014
                                                                         -----------     -----------     -----------    -----------
                                                                                  --       1,284,676          90,426      1,375,102
                                                                         -----------     -----------     -----------    -----------
MANUFACTURING:  0.00%
Roller Bearing                                                                                    --                             --
                                                                         -----------     -----------     -----------    -----------
OIL & GAS:  0.00%
Mexico (UTD Mex ST)                                                               --                                             --
                                                                         -----------     -----------     -----------    -----------
RESEARCH AND DEVELOPMENT:  0.00%
WT EXP 15MAR07                                                                                    50                             50
                                                                         -----------     -----------     -----------    -----------
RETAIL:  0.00%
Dairy Mart Convenience Stores                                                  2,998          14,179                         17,177
Electronic Retailing Systems Int'l                                                --                                             --
                                                                         -----------     -----------     -----------    -----------
                                                                               2,998          14,179              --         17,177
                                                                         -----------     -----------     -----------    -----------
STEEL:  0.00%
Bar Technologies, Inc.                                                                         7,875                          7,875
Sheffield Steel Corp.                                                                             --                             --
                                                                         -----------     -----------     -----------    -----------
                                                                                  --           7,875              --          7,875
                                                                         -----------     -----------     -----------    -----------
TRANSPORTATION:  0.00%
CHC Helicopter Corp.                                                                           2,000                          2,000
                                                                         -----------     -----------     -----------    -----------
     TOTAL WARRANTS  (COST $0,  $777,916,
          $151,389,  $929,305)                                                 2,998       3,675,814         232,542      3,911,355
                                                                         -----------     -----------     -----------    -----------
     TOTAL LONG-TERM INVESTMENTS  (COST $206,427,333,
          $312,614,471,  $109,792,761,  $628,834,565)                    179,559,343     196,601,102      76,826,791    452,987,237
                                                                         -----------     -----------     -----------    -----------

SHORT-TERM INVESTMENTS:  8.68%
REPURCHASE AGREEMENT:  8.68%
State Stree Repurchase Agreement, 6.200% due 07/03/00
(Collateralized by $4,605,000 U.S. Treasury Notes, 6.375%
Due 11/15/04 Market Value $4,735,552)                                     21,501,000                                     21,501,000
State Street Repurchase, Agreement, 6.20% due 07/03/00                                    15,141,000                     15,141,000
State Street Repurchase, Agreement, 6.20% due 07/03/00                                                     6,737,000      6,737,000
                                                                         -----------     -----------     -----------    -----------
     TOTAL SHORT-TERM INVESTMENTS  (COST $4,639,000,  $15,141,000,
          $6,737,000,  $26,517,000)                                       21,501,000      15,141,000       6,737,000     43,379,000
                                                                         -----------     -----------     -----------    -----------

TOTAL INVESTMENTS IN SECURITIES  (COST $211,066,333,
          $327,755,471,  $116,529,761,  $655,351,565)            99.37%  201,060,343     211,742,102      83,563,791    496,366,237
Other Assets and Liabilities-Net                                  0.63%   (1,851,292)      4,060,417         957,824      3,166,949
                                                                ------   -----------     -----------     -----------    -----------
Net Assets                                                      100.00%  199,209,051     215,802,519      84,521,615    499,533,186
                                                                ======   ===========     ===========     ===========    ===========

* No adjustments are shown to the unaudited pro forma combined portfolios of investments because it is expected that upon consummation of the Reorganizations, no securities would need to be sold in order for the Pilgrim High Yield Fund II to comply with its Prospectus requirements and SEC and IRS guidelines and restrictions. However, the Pilgrim High Total Return Fund, the Pilgrim High Total Return Fund II, or the Pilgrim High Yield Fund II may purchase or sell any securities in the ordinary course of business as a mutual fund, and following the Reorganizations, certain holdings of the Pilgrim High Total Return Fund and the Pilgrim High Total Return Fund II that are transferred to the Pilgrim High Yield Fund II may be expected to be sold.

@ Non-income producing security.

# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@@ Foreign issuer.

PROFORMA I: Proposed Reorganization of High Total Return Fund into High Yield Fund II (assumes reorganization of High Total Return Fund II does not occur) (1)

                                                    Distribution
                                                   and Shareholder                  Total Fund
                                   Management     Servicing (12b-1)      Other       Operating      Fee Waiver       Net Fund
                                      Fees             Fees (2)        Expenses      Expenses      by Adviser(3)     Expenses
                                   ----------     ----------------     --------     ----------     -------------     --------
Class A
High Total Return Fund                0.60%            0.30%             0.38%         1.28%           0.00%           1.28%
High Yield Fund II                    0.60%            0.35%             0.44%         1.39%          -0.21%           1.18%
Pro Forma                             0.60%            0.35%             0.30%         1.25%          -0.07%           1.18%

Class B
High Total Return Fund                0.60%            1.00%             0.38%         1.98%           0.00%           1.98%
High Yield Fund II                    0.60%            1.00%             0.44%         2.04%          -0.21%           1.83%
Pro Forma                             0.60%            1.00%             0.30%         1.90%          -0.07%           1.83%

Class C
High Total Return Fund                0.60%            1.00%             0.38%         1.98%           0.00%           1.98%
High Yield Fund II                    0.60%            1.00%             0.44%         2.04%          -0.21%           1.83%
Pro Forma                             0.60%            1.00%             0.30%         1.90%          -0.07%           1.83%

(1) The fiscal year end for the Disappearing Fund is October 31. The fiscal year end for the High Yield Fund II is June 30. Expenses of the Funds are estimated based upon expenses incurred by each Fund for the 12 month period ended June 30, 2000. Pro forma expenses are adjusted for anticipated contractual changes.

(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Pilgrim Investments has entered into an expense limitation agreement with High Yield Fund II under which it will limit expenses of the Fund(excluding interest, taxes, brokerage and extraordinary expenses) to 1.10%, 1.75% and 1.75% for Classes A, B and C, respectively. ING Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Pilgrim High Yield Fund II until October 31, 2001. For the Disappearing Fund, the management fee shown reflects a fee agreement effective July 26, 2000, under which the High Total Return Fund pays a management fee of 0.60%.

PROFORMA II: Proposed Reorganization of High Total Return Fund II into High Yield Fund II (assumes reorganization of High Total Return Fund does not occur)
(1)

                                                    Distribution
                                                   and Shareholder                  Total Fund
                                   Management     Servicing (12b-1)      Other       Operating      Fee Waiver       Net Fund
                                      Fees             Fees (2)        Expenses      Expenses      by Adviser(3)     Expenses
                                   ----------     ----------------     --------     ----------     -------------     --------
Class A
High Total Return Fund II             0.60%            0.30%             0.39%         1.29%           0.00%           1.29%
High Yield Fund II                    0.60%            0.35%             0.44%         1.39%          -0.21%           1.18%
Pro Forma                             0.60%            0.35%             0.30%         1.25%          -0.07%           1.18%

Class B
High Total Return Fund II             0.60%            1.00%             0.39%         1.99%           0.00%           1.99%
High Yield Fund II                    0.60%            1.00%             0.44%         2.04%          -0.21%           1.83%
Pro Forma                             0.60%            1.00%             0.30%         1.90%          -0.07%           1.83%

Class C
High Total Return Fund II             0.60%            1.00%             0.39%         1.99%           0.00%           1.99%
High Yield Fund II                    0.60%            1.00%             0.44%         2.04%          -0.21%           1.83%
Pro Forma                             0.60%            1.00%             0.30%         1.90%          -0.07%           1.83%

(1) The fiscal year end for the Disappearing Fund is October 31. The fiscal year end for the High Yield Fund II is June 30. Expenses of the Funds are estimated based upon expenses incurred by each Fund for the 12 month period ended June 30, 2000. Pro forma expenses are adjusted for anticipated contractual changes.

(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Pilgrim Investments has entered into an expense limitation agreement with High Yield Fund II under which it will limit expenses of the Fund(excluding interest, taxes, brokerage and extraordinary expenses) to 1.10%, 1.75% and 1.75% for Classes A, B and C, respectively. ING Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Pilgrim High Yield Fund II until October 31, 2001. For the Disappearing Fund, the management fee shown reflects a fee agreement effective July 26, 2000, under which the High Total Return Fund II pays a management fee of 0.60%.

PROFORMA III: Proposed Reorganization of High Total Return Fund and High Total Return Fund II into High Yield Fund II.(1)

                                                    Distribution
                                                   and Shareholder                  Total Fund
                                   Management     Servicing (12b-1)      Other       Operating      Fee Waiver       Net Fund
                                      Fees             Fees (2)        Expenses      Expenses      by Adviser(3)     Expenses
                                   ----------     ----------------     --------     ----------     -------------     --------
Class A
High Total Return Fund                0.60%            0.30%             0.38%         1.28%           0.00%           1.28%
High Total Return Fund II             0.60%            0.30%             0.39%         1.29%           0.00%           1.29%
High Yield Fund II                    0.60%            0.35%             0.44%         1.39%          -0.21%           1.18%
Pro Forma                             0.60%            0.35%             0.28%         1.23%          -0.05%           1.18%

Class B
High Total Return Fund                0.60%            1.00%             0.38%         1.98%           0.00%           1.98%
High Total Return Fund II             0.60%            1.00%             0.39%         1.99%           0.00%           1.99%
High Yield Fund II                    0.60%            1.00%             0.44%         2.04%          -0.21%           1.83%
Pro Forma                             0.60%            1.00%             0.28%         1.88%          -0.05%           1.83%

Class C
High Total Return Fund                0.60%            1.00%             0.38%         1.98%           0.00%           1.98%
High Total Return Fund II             0.60%            1.00%             0.39%         1.99%           0.00%           1.99%
High Yield Fund II                    0.60%            1.00%             0.44%         2.04%          -0.21%           1.83%
Pro Forma                             0.60%            1.00%             0.28%         1.88%          -0.05%           1.83%

(1) The fiscal year end for the Disappearing Funds is October 31. The fiscal year end for the High Yield Fund II is June 30. Expenses of the Funds are estimated based upon expenses incurred by each Fund for the 12 month period ended June 30, 2000. Pro forma expenses are adjusted for anticipated contractual changes.

(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Pilgrim Investments has entered into an expense limitation agreement with High Yield Fund II under which it will limit expenses of the Fund(excluding interest, taxes, brokerage and extraordinary expenses) to 1.10%, 1.75% and 1.75% for Classes A, B and C, respectively. ING Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Pilgrim High Yield Fund II until October 31, 2001. For the Disappearing Funds, the management fees shown reflect a fee agreement effective July 26, 2000, under which the High Total Return Fund and the High Total Return Fund II each pays a management fee of 0.60%.

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

         On November 2, 2000, the Boards of Pilgrim High Yield II Fund ("High Yield II Fund"), Pilgrim High Total Return I Fund ("High Total Return I Fund") and Pilgrim High Total Return II Fund ("High Total Return II Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of High Total Return I Fund and High Total Return II Fund, High Yield II Fund will acquire all of the assets of the High Total Return I Fund and High Total Return II Fund subject to the liabilities of such Funds, in exchange for a number of shares equal to the pro rata net assets of shares of the High Yield II Fund (the "Merger").

         The Merger will be accounted for as a tax free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2000. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of High Yield II Fund, High Total Return I Fund and High Total Return II Fund at June 30, 2000. The unaudited pro forma statement of operations reflects the results of operations of High Yield II Fund, High Total Return I Fund and High Total Return II Fund for the year ended June 30, 2000. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for High Yield II Fund, High Total Return I Fund and High Total Return II Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of High Yield II Fund for pre-combination periods will not be restated.

         The unaudited pro forma portfolio of investments, and unaudited statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

         Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. Debt securities in High Yield II Fund are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

         The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of High Total Return I Fund and High Total Return II Fund by High Yield II Fund as of June 30, 2000. The number of additional shares issued was calculated by dividing the net asset value of each Class of High Total Return I Fund and High Total Return II Fund by the respective Class net asset value per share of High Yield II Fund.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

         The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 2000. High Total Return I Fund and High Total Return II Fund expenses were adjusted assuming High Yield II Fund's fee structure was in effect for the year ended June 30, 2000.

NOTE 5 - MERGER COSTS:

         Merger costs are estimated at approximately $125,000 and are not included in the unaudited pro forma statement of operations since these costs are not reccurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Pilgrim Investments, Investment Adviser to the Funds, will bear half the cost of the Reorganization. The Funds will bear the other half of the expenses relating to the proposed Reorganization.

NOTE 6 - FEDERAL INCOME TAXES:

          It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

          The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset highy Yield Fund II's capital gains in any given year may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.